As filed with the Securities and Exchange Commission on September 29, 1998

                                                      Registration No. 333-49995
                                       Investment Company Act File No. 811-08749


                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549
                           -------------------------------------

                                    FORM N-1A

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933        / /

                        Pre-Effective Amendment No. 2                      /X/

                       Post-Effective Amendment No. ___                    / /

                                     and/or

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940    / /

                               AMENDMENT NO. 2                             /X/

                        (Check appropriate box or boxes)


                CAPSTONE SOCIAL ETHICS AND RELIGIOUS  VALUES FUND
               (Exact Name of Registrant as Specified in Charter)

                 5847 San Felipe, Suite 4100, Houston, TX 77057
                     (Address of Principal Executive Office)

                  Registrant's Telephone Number: (713) 260-9000
                      -------------------------------------

                        --------------------------------

                     (Name and Address of Agent for Service)

                             Allan S. Mostoff, Esq.
                             Dechert Price & Rhoads
                               1775 Eye Street, NW
                            Washington, DC 20006-2401

                              Proposed Maximum
                 Number of    Offering Price     Proposed     Amount of
Title of         Shares       Per Share (within  Maximum      Registration
Securities       Being        15 days of filing) Offering     Fee
Being Registered Registered                      Price

Shares of        Indefinite*  N/A                N/A          $_________
Beneficial
Interest, Par
Value $.001

* Registrant elects to register an indefinite number of shares of beneficial interest pursuant to Rule 24f-2 under the Investment Company Act of 1940. Registrant intends to file the notice required by Rule 24f-2 with respect to its fiscal year ending November 30, 1998 no later than 90 days after the end of such year.

   The Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with
   Section 8(a) of the Securities Act of 1933 or until this Registration Statement shall become effective on such date as the Commission, acting pursuant to said Section 8(a), may determine.

                CAPSTONE SOCIAL ETHICS AND RELIGIOUS VALUES FUND
                              CROSS REFERENCE SHEET
                                     BETWEEN
                        ITEMS OF FORM N-1A AND PROSPECTUS
                 (PART A TO REGISTRATION STATEMENT NO. 333-49995)


  Item Number  Form N-1A Heading               Caption in Prospectus
----------------------------------------       ---------------------------

1.          Cover Page                         Prospectus Cover Page

2.          Synopsis                           Summary Information

3.          Condensed Financial                Information Inapplicable


4.          General Description of             The Funds:  Investment
            Registrant                         Objective and Policies;
                                               Investment Policies;
                                               Investment Restrictions;
                                               Management of SERV;
                                               General Information

5.          Management of the Fund             Management of SERV


6.          Capital Stock and Other            General Information;
            Securities                         Distributions and Taxes

7.          Purchase of Securities Being       Determination of Net
            Offered                            Asset Value; Purchasing
                                               Shares

8.          Redemption or Repurchase           Redemption and Repurchase
                                               of Shares

9.          Pending Legal Proceedings          Inapplicable

                CAPSTONE SOCIAL ETHICS AND RELIGIOUS VALUES FUND
                              CROSS REFERENCE SHEET
                                     BETWEEN
                           ITEMS OF FORM N-1A AND THE
                       STATEMENT OF ADDITIONAL INFORMATION
                 (PART B TO REGISTRATION STATEMENT NO. 333-49995)


                                             Caption in Statement of
  Item Number  Form N-1A Heading             Additional Information
----------------------------------------     ----------------------------

10.            Cover Page                    Cover Page

11.            Table of Contents             Table of Contents

12.            General Information and       Other Information
               History

13.            Investment Objectives and     Investment Restrictions
               Policies

14.            Management of the Fund        Trustees and Executive
                                             Officers

15.            Control Persons and           Inapplicable
               Principal Holders of
               Securities

16.            Investment Advisory and       Investment Advisory
               Other Services                Agreement; Administration
                                             Agreement; Other Information

17.            Brokerage Allocation          Portfolio Transactions and
                                             Brokerage

18.            Capital Stock and Other       Dividends and Distributions
               Securities

19.            Purchase, Redemption and      Determination of Net Asset
               Pricing of Securities Being   Value; How to Buy and Redeem
               Offered                       Shares

20.            Tax Status                    Taxes

21.            Underwriter                   Distributor

22.            Calculation of Performance    Performance Information
               Data

23.            Financial Statements          Inapplicable

                  CAPSTONE SOCIAL ETHICS AND RELIGIOUS VALUES FUND


                           5847 San Felipe, Suite 4100
                              Houston, Texas 77057
                                 1-800-262-6631

                                     [Date]

                                   PROSPECTUS


     This combined Prospectus describes the six investment portfolios ("Funds") of the Capstone Social Ethics and Religious Values Fund ("SERV"), a Massachusetts business trust registered as a diversified open-end investment company. The Funds offered by this combined Prospectus are as follows:


   Fixed Income Funds            Equity Funds          International Fund

   Money Market Fund           Large Cap Equity Fund   International Fund
   Short-Term Bond Fund        Small Cap Equity Fund
   Bond Fund


* AN INVESTMENT IN A FUND IS NOT A DEPOSIT OF ANY BANK AND IS NEITHER INSURED NOR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE MONEY MARKET FUND SEEKS TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER UNIT, THERE CAN BE NO ASSURANCE THIS VALUE CAN BE MAINTAINED.

     This combined Prospectus sets forth certain information about SERV and the Funds that a prospective investor should know before investing and should be retained for future reference.

     A combined Statement of Additional Information ("SAI"), dated [_____], has been filed with the Securities and Exchange Commission and contains further information about SERV. A copy of the SAI may be obtained without charge by calling or writing SERV at the address or phone number listed above. The SAI is incorporated into this Prospectus by reference.



THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR BY ANY STATE OR OTHER SECURITIES REGULATORY AUTHORITY, NOR HAS THE COMMISSION OR ANY SUCH AUTHORITY PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.



                                TABLE OF CONTENTS
                                                                     Page

      Summary Information..............................................3
      Fund Expenses ...................................................4
      The Funds:  Investment Objective and Policies ...................5
        Money Market Fund..............................................5
        Benchmark Funds................................................6
          Short-Term Bond Fund.........................................6
          Bond Fund....................................................7
          Large Cap Equity Fund........................................8
          Small Cap Equity Fund........................................8
          International Fund...........................................8
      Investment Policies..............................................9
        Bank Obligations...............................................9
        Commercial Paper...............................................9
        Corporate Debt Securities......................................9
        Repurchase Agreements.........................................10
        When-Issued and Delayed Delivery Transactions.................11
        Loans of Portfolio Securities.................................12
        Foreign Securities............................................12
        Forward Foreign Currency Exchange Contracts...................13
        Investment Companies and Investment Funds.....................13
      Investment Restrictions.........................................14
      Performance and Yield Information...............................15
      Management of SERV..............................................15
        Adviser and Administrator.....................................16
        Advisory Committee and Consultant.............................16
        Distributor...................................................17
        Expenses......................................................18
      Purchasing Shares ..............................................18
        Investing Through Authorized Dealers..........................19
        Purchases Through the Distributor.............................19
        Telephone Purchase Authorization..............................20
        Investing by Wire.............................................20
      Distributions and Taxes ........................................20
        Payment Options...............................................20
        Taxes.........................................................21
      Redemption and Repurchase of Shares.............................21
        Check-Writing - Money Market Fund.............................22
        Expedited Telephone Redemption................................22
      Determination of Net Asset Value ...............................23
      Stockholder Services ...........................................24
        Tax-Deferred Retirement Plans.................................24
        Exchange Privilege............................................24
        Pre-Authorized Payment........................................25
        Systematic Withdrawal Plan....................................25
      General Information ............................................26
      APPENDIX - Description of Ratings...............................[A-1]


No dealer, salesman, or any other person has been authorized to give any information or to make any representations, other than those contained in this Prospectus, in connection with the offer contained in this Prospectus and, if given or made, such other information or representations must not be relied upon as having been authorized by SERV or its Distributor. This Prospectus does not constitute an offer by SERV or by the Distributor to sell or a solicitation of an offer to buy any of the securities offered hereby in any jurisdiction to any person to whom it is unlawful for SERV or the Distributor to make such offer or solicitation in such jurisdiction.

                               SUMMARY INFORMATION


Capstone Social Ethics and              SERV is a  Massachusetts  business trust
Religious Values Fund ("SERV")          formed on April 13, 1998.

Socially Responsible Funds              The investment policies of each of the
                                        six Funds offered by SERV are
                                        designed to avoid investments in
                                        companies whose primary business is the
                                        manufacturing, operation or distribution of alcohol, caffeine or tobacco products, meat processing, pornography, or casino and other gambling concerns.


Investment Objectives and               The Money Market Fund seeks to provide
Policies                                current income, stability of capital
                                        and liquidity.  The Short-Term Bond Fund
                                        seeks   current   income  and   relative
                                        capital  stability.  The Bond Fund seeks
                                        current  income.  Large Cap Equity
                                        Fund seeks  capital  growth and  income.
                                        Small Cap Equity Fund and  International
                                        Fund   each    seek    capital
                                        appreciation.  There can be no assurance
                                        that   any   Fund   will   achieve   its
                                        objective.


Adviser and Administrator               Capstone Asset Management Company acts
                                        as Adviser and Administrator
                                        to each of the Funds. Formed in 1982 as a wholly-owned subsidiary of Capstone
                                        Financial Services, Inc. the
                                        Adviser and Administrator acts
                                        as investment adviser and/or
                                        administrator to registered investment
                                        companies, and is investment adviser
                                        to pension and profit-sharing
                                        accounts, corporations and
                                        individuals.  Its assets under
                                        management total over $2 billion.

Classes of Shares                       Each Fund offers two classes of
                                        shares:  Class A and Class C.  The
                                        classes differ principally in the
                                        required minimum investment and in
                                        that Class A shares bear certain
                                        expenses pursuant to a Rule 12b-1
                                        distribution plan.  Under this plan,
                                        Class A shares of each Fund pay 0.25%
                                        (0.10% for Money Market Fund), on an
                                        annual basis, of the average net assets
                                        of its Class A shares to the
                                        Distributor.  Fund expenses (including
                                        a Fund's share of SERV['s expenses) are
                                        generally allocated between the classes
                                        based on their respective net asset
                                        values.  Other expenses borne by each
                                        class may vary, including federal and
                                        state registration and filing fees,
                                        certain printing and other class
                                        specific costs.

Distributor and Offering Price          Shares of the Funds are continuously
                                        offered for sale through SERV's
                                        Distributor at net asset value per
                                        share with no sales charge.  Class A
                                        shares of the Funds bear certain
                                        expenses pursuant to a written Rule
                                        12b-1 distribution plan.

Minimum Investments                     The minimum initial investment in each
                                        Fund is $200 for Class A shares and
                                        $50,000 for Class C shares, except that
                                        the minimum investment for Class C
                                        shares is $5,000 for Charitable Trusts
                                        or Grantor Trusts for which a charitable
                                        organization serves as Trustee. There is
                                        no minimum for subsequent purchases of
                                        Class A shares; the minimum for
                                        subsequent purchases of Class C shares
                                        is $1,000.   There is no minimum for
                                        withdrawals.


Distributions                           Each Fund will pay dividends from the
                                        income of each class of its shares as
                                        follows:  Money Market Fund, monthly;
                                        Short-Term Bond Fund, Bond Fund, Large
                                        Cap Equity Fund, Small Cap Equity Fund
                                        and International Fund, quarterly.
                                        Capital gains distributions, if any,
                                        will be paid annually in December.


Redemptions                             Shares  may  be  redeemed  at  the  next
                                        determined   net  asset  value  for  the
                                        particular Fund on any business day, without charge.


Risk Factors                            Each of the funds, other than the Money
                                        Market Fund,  seeks to  achieve
                                        performance  results  comparable  to
                                        those of a designated index or blend of
                                        indexes ("Benchmark"), before fees. If
                                        these objectives are met (of which there can be no assurance), the performance of each Fund can be expected to fluctuate in a manner similar to that of its Benchmark. Indexes representing common stocks can have wide fluctuations in price, which can be dramatic, in response to developments affecting particular issuers, particular segments of issuers, or the market generally.
                                        Indexes representing debt securities
                                        also fluctuate, at times dramatically,
                                        in response to interest rate changes,
                                        events that could affect interest rates, and other market conditions.
                                        Additionally, if the techniques used by
                                        the Adviser and Administrator to achieve performance comparable to a designated
                                        Benchmark do not operate as anticipated, a Fund may fail to meet its objectives.


                                 FUND EXPENSES

Shareholder Transaction Expenses (All Funds)
Maximum Sales Load Imposed on Purchases
(as a percentage of offering price)                                 None
Maximum Sales Load Imposed on Reinvested Dividends
(as a percentage of offering price)                                 None
Deferred Sales Load (as a percentage of original
purchase price or redemption of proceeds, as applicable)            None
Redemption Fees (as a percentage of amount redeemed)                None
Exchange Fee                                                        None


Annual Fund Operating Expenses (as a percentage of average net assets)

                                                          Short-Term Bond, Bond, Large Cap
                                        Money Market      Equity, Small Cap Equity &
                                           Fund           International Funds

                                     Class A    Class C      Class A        Class C

Management Fees                       0.10%     0.10%         0.15%          0.15%
12b-1 Fees*                           0.10%     0.00%         0.25%          0.00%
Other Expenses (estimated)            0.15%     0.15%         0.15%          0.15%
Total Fund Operating Expenses         0.35%     0.25%         0.55%          0.30%


EXAMPLE

You would pay the following expenses on a $1,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period:

                                                               Short-Term Bond, Bond, Large Cap
                                        Money Market            Equity, Small Cap Equity &
                                           Fund                 International Funds

                                     Class A    Class C             Class A     Class C

      1 Year                           $4        $3                    $6         $3

      3 Years                         $11        $8                   $18        $10




* Under rules of the National Association of Securities Dealers, Inc. (the "NASD"), a 12b-1 fee may be treated as a sales charge for certain purposes under those rules. Because the 12b-1 fee is an annual fee charged against the assets of a Fund to cover certain distribution and shareholder services expenses, long-term stockholders may pay more in total sales charges than the economic equivalent of the maximum front-end sales charge permitted by rules of the NASD (see "Distributor").

     The purpose of the foregoing table is to assist investors in understanding the various costs and expenses that an investor in the Funds will bear directly or indirectly. The information under the heading "Annual Fund Operating Expenses" is based on projected expenses the Funds will incur during their first year of operation. THE EXAMPLE WHICH IMMEDIATELY FOLLOWS THE TABLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL FUND EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN IN THE EXAMPLE OR IN THE TABLE.



                                   THE FUNDS:
                       INVESTMENT OBJECTIVES AND POLICIES


The investment policy of each of the six Funds is to invest in companies that are managed in a socially responsible manner, reflecting certain ethical and religious values. To that end, the Funds will not invest in companies whose primary business is the manufacturing, operation or distribution of alcohol, caffeine or tobacco products, meat processing, pornography, or casinos and other gambling concerns.

The investment objectives and other policies of each of the Funds are described below. The investment objectives of each Fund are not fundamental policies of the Fund and may be changed without shareholder approval. There can be no assurance that a Fund will achieve its investment objectives.


Money Market Fund

The objective of the Fund is to provide current income, stability of capital and liquidity. It seeks to maintain a constant net asset value of $1.00 per share, although there can be no assurance this goal will be achieved.


The Fund invests in other money market funds that are rated at least AAA by Standard & Poor's (S&P) or Aaa by Moody's Investor Service, Inc. ("Moody's") and in a variety of short-term money market instruments rated A1/P1 or above by a nationally recognized statistical rating organization ("NRSRO") or deemed of comparable quality by the Adviser and Administrator, including obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities; obligations of supranational organizations; bankers acceptances, certificates of deposit, deposit notes and time deposits of U.S. banks and their foreign branches; obligations of savings and loan institutions; corporate obligations such as notes, bonds, loans, loan participations and commercial paper; securities with various types of credit enhancement or with "put" arrangements that enhance liquidity; asset-backed securities; municipal securities; and repurchase agreements. The Fund may purchase securities on a when-issued or delayed delivery basis. As a fundamental investment policy, the Fund will invest more than 25% of its assets in shares of one or more unaffiliated money market funds. To the extent the Fund invests in shares of other money market funds, it will bear a portion of the expenses of that fund, which are in addition to the expenses of the Fund, itself. Among other things, such expenses will include fees paid by the underlying fund to its investment adviser, although the Fund's own fees to the Adviser and Administrator will not be reduced.

A security whose rating declines below the above standards or which becomes unrated will be sold unless the Adviser and Administrator determines that such sale would not be in the Fund's best interests. Generally, the Fund will purchase only securities that have a remaining maturity of 397 calendar days or less, and the Fund will maintain an average weighted portfolio maturity of no greater than 90 days.

The Adviser and Administrator intends to calculate the Fund's net asset value in accordance with amortized cost procedures pursuant to a rule adopted by the Securities and Exchange Commission with respect to money market funds.
Dividends, including net realized capital gain, will be declared and paid monthly.

Benchmark Funds

Each Fund, except for the Money Market Fund, will seek to attain performance that is comparable to a designated benchmark i.e., its portfolio will be designed to have the investment characteristics of a designated index (or blended index) ("Benchmark") of comparable securities. The Adviser and Administrator will select portfolio investments for each Fund using statistical methods designed to produce total returns that will be comparable to the designated Benchmark. Thus, the Adviser and Administrator will not be using traditional methods of security selection based on analysis of market conditions and particular issuers. Additionally, these Funds will not assume temporary defensive positions when market or other conditions negatively affect the classes of securities reflected in their portfolios. It should be noted that in avoiding investments that are inconsistent with the Funds' socially responsible investment policies, a Fund may be limited in its ability to match the performance of a particular Benchmark. Other factors, such as variations in a Fund's size, the availability of various investment techniques, and regulatory limitations on the use of certain techniques from time to time may also interfere with a Fund's ability to match its Benchmark's performance. Because the Adviser and Administrator may use a variety of techniques to pursue each Fund's investment objective, the Funds are unlikely to hold securities identical to, or in the same proportions as, those in any reference Benchmark. Further, each Fund must maintain some portion of its assets in cash or short-term money market instruments and repurchase agreements to meet redemptions and to cover other Fund expenses. To the extent consistent with prudent management, the Adviser and Administrator will take positions in futures contracts to gain exposure to relevant securities markets when incoming cash cannot be immediately invested in suitable securities. Neither the Fund, the Adviser and Administrator, nor their affiliates are in any way sponsored by or affiliated with the firms that publish the reference Benchmarks.


Short-Term Bond Fund

The investment objective of this Fund is to provide current income and relative capital stability. The Fund pursues this objective by attempting to match the price and yield performance, before Fund expenses, of a blended short-term index consisting of three sub-portfolios -- one-third U.S. Treasury securities, one-third U.S. government agency securities, and one-third investment grade corporate obligations -- each consisting of securities with a maximum maturity of three years. ("Investment grade" securities are those that are rated at least BBB by S&P or Baa by Moody's or deemed by the Adviser and Administrator to be of comparable quality.) Thus, the Fund's assets will generally be divided in roughly equal proportions among the three sub-portfolios, each with a maximum maturity of three years, provided that the Fund may, from time to time, have small portions of its portfolio in cash or short-term money market instruments or repurchase agreements. Each sub-portfolio will seek to match the total return of an appropriate corresponding index. The indexes used for this purpose are the Merrill Lynch 1-3 Year Treasury Index, the Merrill Lynch 1-3 Year U.S. Government Agency Index and the Merrill Lynch 1-3 Year Investment Grade Corporate Index, provided that the Adviser and Administrator may select other indexes having closely comparable characteristics.

The securities in which each of these sub-portfolios will be invested are as follows:

The U.S. Treasury sub-portfolio will consist primarily of obligations backed by the full faith and credit of the U.S. Treasury that have remaining maturities not greater than three years. These obligations include Treasury bills, which generally mature in one year or less from their date of issue, and Treasury notes, which have original maturities of one to ten years. This sub-portfolio may also include Treasury bonds that have remaining maturities of no more than three years.

The U.S. government agency sub-portfolio will include primarily securities, with remaining maturities of no more than three years, issued or guaranteed by U.S. government agencies or instrumentalities, including (but not limited to) the Government National Mortgage Association, the Federal National Mortgage Association, the Federal Home Loan Mortgage Corporation, the Export-Import Bank of the United States, the Farmers Home Administration, the Small Business Administration, the Federal Farm Credit Bank, the Bank for Cooperatives, the Federal Land Bank, the Student Loan Marketing Association, the Tennessee Valley Authority, and the Federal Intermediate Credit Banks. Obligations of some of these organizations are backed by the full faith and credit of the U.S. Treasury (for example, securities issued by the Government National Mortgage Association). Others are backed by the ability of the agency to borrow from the Treasury (such as securities issued by the Federal Home Loan Bank), while others are supported only by the credit of the issuer (such as securities issued by the Federal Farm Credit Bank) with no assurance of financial support from the U.S. Treasury.

The investment grade corporate obligation sub-portfolio will include primarily dollar-denominated obligations issued by domestic and foreign corporations that are rated within the top four rating categories (BBB or better by S&P or Baa or better by Moody's or a comparable rating by another Nationally Recognized Statistical Rating Organization ("NRSRO")) or deemed of comparable quality by the Adviser and Administrator and have remaining maturities of no more than three years. These obligations may include corporate bonds, debentures, notes (including demand and master demand notes) and other similar corporate debt instruments. Obligations rated BBB or Baa may have speculative characteristics and changes in economic conditions or other circumstances may lead to a weakened capacity to make principal and interest payments than is the case with higher grade bonds.

The Fund will, under normal market conditions, have at least 65% of its total assets invested in bonds. The instruments in which the Fund invests may have fixed, variable or floating rates of interest. The Fund may purchase futures as a temporary substitute for investment in bonds. The Fund may have small portions of its portfolio in cash or short-term money market instruments. It may also invest in repurchase agreements with respect to permitted portfolio investments. The Fund may purchase securities on a when-issued or forward commitment basis.

Bond Fund

The investment objective of this Fund is to provide current income. The Fund pursues this objective by attempting to match the price and yield performance, before Fund expenses, of the Lehman Brothers Government/Corporate Bond ("LBG/C") Index. The Fund will pursue this objective by investing primarily in obligations of the U.S. government, its agencies and instrumentalities, and investment grade corporate obligations having a broad range of maturities. The LBG/C Index is comprised of U.S. Treasury obligations, U.S. government agency/instrumentality obligations, and investment grade corporate obligations. The Fund's portfolio will be structured in a manner designed to provide generally comparable performance by investing primarily in similar types of securities.

Under normal market conditions, at least 65% of the Fund's total assets will be invested in bonds. The instruments in which the Fund invests may have fixed, variable or floating rates of interest. The Fund may have small portions of its portfolio in cash or short-term money market instruments. It may also invest in repurchase agreements with respect to permitted portfolio investments. The Fund may purchase futures as a temporary substitute for investment in bonds. The Fund may purchase securities on a when-issued or forward commitment basis.

Large Cap Equity Fund

The investment objective of this Fund is to provide capital growth and income. The Fund pursues this objective by attempting to match the performance, before expenses, of the S&P 500 Index. This index consists of 500 common stocks of large companies whose securities are widely held and have an active trading market. Each security's weight in the index is proportional to its market value. Thus, the largest stocks included in the index will comprise a disproportionate portion of the value of the index. The securities in the index represent a variety of industries. Most securities in the index are listed on the New York Stock Exchange, but NASDAQ and American Stock Exchange securities are also represented. The Fund will seek to match the performance of this index by investing primarily in equity securities of the type that are included in this index. "Equity securities" include common stocks (including SPDRs), preferred stocks, and securities convertible or exchangeable for common stock. At least 65% of the Fund's total assets will be, under normal market conditions, invested in equity securities of issuers whose capitalization, at the time of investment, is equal to or exceeds the minimum capitalization of issuers in the S&P 500 Index. As of June 30, 1998 the minimum capitalization of issuers included in that index was $687.5 million. The Fund may also, however, have small portions of its portfolio in cash or short-term money market instruments and in repurchase agreements. The Fund may purchase futures as a temporary substitute for investment in equity securities. The Fund may invest up to 10% of its total assets in S&P's Depository Receipts ("SPDRs"). SPDRs are interests in the SPDR Trust, a unit investment trust that seeks to provide investment results generally comparable to the price and yield performance of the S&P 500 Index.

Small Cap Equity Fund

The investment objective of this Fund is to provide capital appreciation. The Fund pursues this objective by attempting to match total return before Fund expenses, of the S&P SmallCap 600 Index. The S&P SmallCap 600 Index consists of 600 stocks with smaller capitalization than those included in the S&P 500 Index. As of June 30, 1998, issuers represented in this index had aggregate capitalization ranging from about $50 million to about $3.3 billion. The Fund will seek to match the performance of this index by investing primarily in equity securities of the type that are included in this index. At least 65% of the Fund's total assets will, under normal market conditions, be invested in equity securities (as defined for Large Cap Equity Fund, above) of issuers whose capitalization, at the time of investment, falls within the capitalization range of issuers in the S&P SmallCap 600 Index. It may also, however, have small portions of its portfolio in cash or short-term money market instruments and in repurchase agreements. The Fund may purchase futures contracts as a temporary substitute for investment in equity securities. Like the Large Cap Equity Fund, this Fund may invest up to 10% of its total assets in S&P's Depository Receipts ("SPDRs").


International Fund

The investment objective of this Fund is capital appreciation. The Fund pursues this objective by attempting to match the performance and yield characteristics of the Morgan Stanley Capital International Europe, Australia, Far East ("EAFE") Index, net of witholding taxes. The EAFE Index is based on the share prices of more than 1,000 companies listed on the stock exchanges of Europe, Australia, New Zealand and the Far East. Europe includes Austria, Belgium, Denmark, Finland, France, Germany, Italy, The Netherlands, Norway, Spain, Sweden, Switzerland and the United Kingdom. The Far East includes Japan, Hong Kong and Singapore/Malaysia. The Fund will seek to match the performance of this index by investing primarily in securities with characteristics generally comparable to those that are included in this index or whose performance is expected to be comparable to that of the index or a portion of the index. The Fund may invest in securities of other investment companies. Applicable law limits investments by the Fund and its affiliated persons to no more than 3% of the total outstanding stock of a particular other investment company. Further, the Fund may, in any 30-day period, redeem an amount equal to no more than 1% of the other investment company's total outstanding securities. The Fund will monitor its investments in other investment companies to assure compliance with its policy to have no more than 15% of its net assets invested in illiquid securities. The Fund's investment company investments will include shares of other investment companies that invest in foreign securities. The Fund may invest in World Equity Benchmark Shares (sm) ("WEBS"). WEBS are shares of various Series of WEBS Index Fund, Inc., a registered open-end investment company, each of whose Series seeks to provide investment results that correspond generally to the price and yield performance of publicly traded securities in the aggregate in particular markets, as represented by an index for that market compiled by Morgan Stanley Capital International. WEBS are available for at least the following markets: Australia, Austria, Belgium, Canada, France, Germany, Hong Kong, Italy, Japan, Malaysia, Mexico, Netherlands, Singapore, Spain, Sweden, Switzerland and the United Kingdom. WEBS are listed for trading on the American Stock Exchange. The Fund's investments may be in the form of American Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs") and similar instruments. (See "Foreign Securities," below.) The Fund may invest in forward foreign currency exchange contracts. It may also, however, have small portions of its portfolio in cash or short-term money market instruments and in repurchase agreements. The Fund may purchase futures as a temporary substitute for investment in equity securities. Under normal market conditions, at least 65% of the Fund's assets will be invested, either directly or through other investment companies, in securities and other instruments representing issuers whose headquarters or principal business activities are in at least three countries.


                               INVESTMENT POLICIES

About Ratings

After purchase by a Fund, a security may cease to be rated or its rating may be reduced below the minimum required for purchase by the Fund. Neither event will require a sale of such security by the Fund, except that the Money Market Fund will not hold downgraded securities that do not satisfy the portfolio quality and diversification requirements of federal securities rules applicable to money market funds and no other Fund will hold below-investment grade securities totalling more than 5% of its net assets. However, the Adviser and Administrator will consider such event in its determination of whether the Fund should continue to hold the security. To the extent the ratings given by Moody's, S&P or another NRSRO may change as a result of changes in such organizations or their rating systems, the Funds will attempt to use comparable ratings as standards for investments in accordance with the investment policies contained in this Prospectus.


The Funds (other than the Money Market Fund) may invest in debt securities rated Baa by Moody's or BBB by S&P. Such securities may have speculative characteristics and changes in economic conditions or other circumstances may lead to a weakened capacity to make principal and interest payments that is the case with higher grade bonds.

Government Obligations. Some obligations issued or guaranteed by agencies or instrumentalities of the U.S. government are backed by the full faith and credit of the U.S. Treasury. No assurances can be given that the U.S. government will provide financial support to other agencies or instrumentalities, since it is not obligated to do so. These agencies and instrumentalities are supported by:


o the issuer's right to borrow an amount limited to a specific line of credit from the U.S. Treasury;

o the discretionary authority of the U.S. government to purchase certain obligations of an agency or instrumentality; or

o    the credit of the agency or instrumentality.

Bank Obligations (All Funds)

These obligations include negotiable certificates of deposit and bankers' acceptances. A certificate of deposit is a short-term, interest-bearing negotiable certificate issued by a commercial bank against funds deposited in the bank. A bankers' acceptance is a short-term draft drawn on a commercial bank by a borrower, usually in connection with an international commercial transaction. The borrower is liable for payment as is the bank, which unconditionally guarantees to pay the draft at its face amount on the maturity date. The Funds will limit their bank investments to dollar-denominated obligations of U.S. or foreign banks rated A or better by Moody's or S&P, that have more than $1 billion in total assets at the time of investments and, in the case of U.S. banks, are members of the Federal Reserve System or are examined by the Comptroller of the Currency, or whose deposits are insured by the Federal Deposit Insurance Corporation.

Commercial Paper (All Funds)

Commercial  paper  includes  short-term  unsecured  promissory  notes  issued by domestic and foreign bank holding companies, corporations and financial institutions and similar taxable instruments issued by government agencies and instrumentalities. All commercial paper purchased by a Fund must have a remaining maturity of no more than 270 days from the date of purchase by a Fund, and must be rated at least A-1 or P-1 by an NRSRO, or deemed of comparable quality by the Investment Adviser and Administrator. No Fund may invest more than 5% of its total assets in commercial paper of a single issuer.

Corporate Debt Securities (All Funds)

Fund investments in these securities are limited to corporate debt securities (corporate bonds, debentures, notes and similar corporate debt instruments) that meet the particular Fund's quality standards. No Fund will invest in corporate debt securities that, at the time of investment, are rated below BBB by S&P or Baa by Moody's, or if not rated, are determined by the Adviser and Administrator to be below such quality.

Repurchase Agreements (All Funds)

The Funds may invest in securities subject to repurchase agreements with U.S. banks or broker-dealers. A repurchase agreement is a transaction in which the seller of a security commits itself at the time of the sale to repurchase that same security from the buyer at a mutually agreed-upon time and price. The repurchase price exceeds the sale price, reflecting an agreed-upon interest rate effective for the period the buyer owns the security subject to repurchase. The agreed-upon rate is unrelated to the interest rate on that security. The agreement will be fully collateralized by the underlying securities and will be marked-to-market on a daily basis during the term of the repurchase agreement to insure that the value of the collateral always equals or exceeds the repurchase price. The Adviser and Administrator will enter into repurchase agreements only with firms that present minimal credit risks as determined in accordance with guidelines adopted by the Board of Trustees. In the event of default by the seller under the repurchase agreement, the Funds may have problems in exercising their rights to the underlying securities and may incur costs and experience time delays in connection with the disposition of such securities.

When-Issued and Delayed Delivery Securities (All Funds)

The Funds may purchase securities on a when-issued or delayed delivery basis. These transactions are arrangements in which the Funds purchase securities with payment and delivery scheduled for a future time. The seller's failure to complete these transactions may cause a Fund to miss a price or yield considered to be advantageous. Settlement dates may be a month or more after entering into these transactions, and the market values of the securities purchased may vary from the purchase price. Accordingly, a Fund may pay more or less than the market value of the securities on the settlement date.

The Funds may dispose of a commitment prior to settlement if the Adviser and Administrator deems it appropriate to do so. In addition, the Funds may enter into transactions to sell their purchase commitments to third parties at current market values and simultaneously acquire other commitments to purchase similar securities at later dates. The Funds may realize short-term profits or losses upon the sale of such commitments.

Loans of Portfolio Securities (All Funds)

The Funds may lend their portfolio securities to brokers, dealers and financial institutions, provided: (1) the loan is secured continuously by collateral consisting of U.S. Government securities or cash or letters of credit maintained on a daily mark-to-market basis in an amount at least equal to the current market value of the securities loaned; (2) the Funds may at any time call the loan and obtain the return of the securities loaned within three business days; and (3) the Funds will receive any interest or dividends paid on the loaned securities.

The Funds will earn income for lending their securities because cash collateral pursuant to these loans will be invested in short-term money market instruments. In connection with lending securities, the Funds may pay reasonable finders, administrative and custodial fees. Loans of securities involve a risk that the borrower may fail to return the securities or may fail to provide additional collateral.

Foreign Securities (All Funds)

Changes in foreign exchange rates will affect the value of the securities denominated or quoted in currencies other than the U.S. dollar.

The Money Market Fund's investments in securities of non-U.S. issuers will be only in dollar-denominated instruments. The other Funds may invest directly in both sponsored and unsponsored U.S. dollar or foreign currency-denominated corporate securities (including preferred or preference stock), certificates of deposit and bankers' acceptances issued by foreign banks, U.S. dollar-denominated bonds sold in the United States ("Yankee bonds"), other bonds denominated in U.S. dollars or other currencies and sold to investors outside the United States ("Eurobonds"), and obligations of foreign governments or their subdivisions, agencies and instrumentalities, international agencies and supranational entities. There may be less information available to a Fund concerning unsponsored securities, for which the paying agent is located outside the United States.

The Funds may purchase foreign securities traded in the United States or in foreign markets. The Funds may invest directly in foreign equity securities and in securities represented by European Depositary Receipts ("EDRs"), American Depositary Receipts ("ADRs") and similar securities. ADRs are dollar-denominated receipts generally issued by domestic banks, which represent the deposit with the bank of a security of a foreign issuer, and which are publicly traded on exchanges or over-the-counter in the United States. EDRs are receipts similar to ADRs and are issued and traded in Europe.

There are certain risks associated with investments in unsponsored ADR programs. Because the non-U.S. company does not actively participate in the creation of the ADR program, the underlying agreements for service and payment will be between the depositary and the shareholders. The company issuing the stock underlying the ADRs pays nothing to establish the unsponsored facility, as fees for ADR issuance and cancellation are paid by brokers. Investors directly bear the expenses associated with certificate transfer, custody and dividend payment.

In addition, in an unsponsored ADR program, there may be several depositaries with no defined legal obligations to the non-U.S. company. The duplicate depositaries may lead to marketplace confusion because there would be no central source of information to buyers, sellers and intermediaries. The efficiency of centralization gained in a sponsored program can greatly reduce the delays in delivery of dividends and annual reports.

Since certain Funds may invest in securities denominated in currencies other than the U.S. dollar, and since those Funds may, for various periods pending investment for non-speculative purposes, hold funds in bank deposits or other money market investments denominated in foreign currencies, a Fund may be affected favorably or unfavorably by exchange control regulations or changes in the exchange rate between such currencies and the dollar. Changes in foreign currency exchange rates will influence values of securities in the Fund's portfolio, from the perspective of U.S. investors. Changes in foreign currency exchange rates may also affect the value of dividends and interest earned, gains and losses realized on the sale of securities, and net investment income and gains, if any, to be distributed to shareholders by a Fund. The rate of exchange between the U.S. dollar and other currencies is generally determined by the forces of supply and demand in the foreign exchange markets. These forces are affected by the international balance of payments and other economic and financial conditions, government intervention, speculation and other factors.

Forward  Foreign  Currency  Exchange  Contracts (All Funds,  except Money Market
Fund)

Those Funds that purchase foreign currency-denominated securities may enter into forward foreign currency exchange contracts in order to protect against uncertainty in the level of future foreign exchange rates. A forward foreign currency exchange contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are entered into in the interbank market conducted between currency traders (usually large commercial banks) and their customers. Forward foreign currency exchange contracts may be bought or sold to protect a Fund against a possible loss resulting from an adverse change in the relationship between foreign currencies and the U.S. dollar, or between foreign currencies. Although such contracts are intended to minimize the risk of loss due to a decline in the value of the hedged currency, at the same time, they tend to limit any potential gain which might result should the value of such currency increase.


Eurodollar and Yankee Dollar Investments (Bond Fund, Short-Term Bond Fund)

The Bond Fund and the Short-Term Bond Fund may invest in Eurodollar and Yankee Dollar instruments. Eurodollar instruments are bonds of foreign corporate and government issuers that pay interest and principal in U.S. dollars generally held in banks outside the United States, primarily in Europe. Yankee Dollar instruments are U.S. dollar denominated bonds typically issued in the U.S. by foreign governments and their agencies and foreign banks and corporations. These Funds may invest in Eurodollar Certificates of Deposit ("ECDs"), Eurodollar Time Deposits ("ETDs") and Yankee Certificates of Deposit ("Yankee CDs"). ECDs are U.S. dollar-denominated certificates of deposit issued by foreign branches of domestic banks; ETDs are U.S. dollar-denominated deposits in a foreign branch of a U.S. bank or in a foreign bank; and Yankee CDs are U.S. dollar-denominated certificates of deposit issued by a U.S. branch of a foreign bank and held in the U.S. These investments involve risks that are different from investments in securities issued by U.S. issuers, including potential unfavorable political and economic developments, foreign withholding or other taxes, seizure of foreign deposits, currency controls, interest limitations or other governmental restrictions which might affect payment of principal or interest.


Restricted and Illiquid Securities (All Funds)

Each Fund may invest up to 15% (10% for the Money Market Fund) of its net assets in illiquid securities. Illiquid securities include those that are not readily marketable, repurchase agreements maturing in more than seven days, time deposits with a notice or demand period of more than seven days, certain OTC options, certain investment company securities, and certain restricted securities. Based upon continuing review of the trading markets for a specific restricted security, the security may be determined to be eligible for resale to qualified institutional buyers pursuant to Rule 144A under the Securities Act of 1933 and, therefore, to be liquid. Also, certain securities deemed to be illiquid may subsequently be determined to be liquid if they are found to satisfy relevant liquidity requirements.


Investments by the Funds in securities of other investment companies may be subject to restrictions regarding redemption. In particular, the Money Market and International Funds will invest in securities of other investment companies in reliance on provisions of the 1940 Act that limit each Fund's redemptions to no more than 1% of another investment company's total outstanding securities during any period less than 30 days. To the extent a Fund owns securities of such a company in excess of 1% of that company's total outstanding securities, such holdings by a Fund could be deemed to be illiquid and would be subject to the Fund's 15% (10%) limit on illiquid investments.

The Board of Trustees has adopted guidelines and delegated to the Adviser and Administrator the daily function of determining and monitoring the liquidity of portfolio securities, including restricted and illiquid securities. The Board of Trustees, however, retains oversight and is ultimately responsible for such determinations. The purchase price and subsequent valuation of illiquid securities normally reflect a discount, which may be significant, from the market price of comparable securities for which a liquid market exists.


Options and Futures (All Funds except Money Market Fund)

To the extent consistent with their investment policies, the Funds (other than the Money Market Fund) may employ special investment practices as a means of obtaining market exposure to securities without purchasing the securities directly. These practices include the purchase of put and call options on securities and securities indexes.

A call option gives the purchaser of the option, in return for premium paid, the right to buy the underlying security at a specified price at any point during the term of the option. A put option gives the purchaser the right to sell the underlying security at the exercise price during the option period. In the case of an option on a securities index, the option holder has the right to obtain, upon exercise of the option, a cash settlement based on the difference between the exercise price and the value of the underlying index.

The purchase of put and call options does involve certain risks. Through investment in options, a Fund can profit from favorable movements in the price of an underlying security to a greater extent than if the Fund purchased the security directly. However, if the security does not move in the anticipated direction during the term of the option in an amount greater than the premium paid for the option, the Fund may lose a greater percentage of its investment than if the transaction were effected in the security directly. Generally, transactions in securities index options pose the same type of risks as do transactions in securities options.


Subject to certain limits imposed by the Commodity Futures Trading Commission ("CFTC"), a Fund may also (i) invest in securities index futures contracts and options on securities index futures and (ii) engage in margin transactions with respect to such investments. A Fund will use futures as a temporary means of gaining exposure to its particular market prior to making investments of incoming cash in additional securities.

A securities index futures contract is an agreement under which two parties agree to take or make delivery of an amount of cash based on the difference between the value of a securities index at the beginning and at the end of the contract period. When a Fund enters into a securities index futures contract, it must make an initial deposit, known as "initial margin," as a partial guarantee of its performance under the contract. As the value of the securities index fluctuates, the Fund may be required to make additional margin deposits, known as "variation margin," to cover any additional obligation it may have under the contract.

Options on securities index futures contracts are similar to options on securities except that an option on a securities index futures contract gives the purchaser the right, in return for the premium paid, to assume a position in a securities index futures contract (a long position if the option is a call and a short position if the option is a put), upon deposit of required margin. In the alternative, the purchaser may resell the option, if it has value, or simply let it expire. Upon expiration, the purchaser will either realize a gain or the option will expire worthless, depending on the closing price of the index on that day. Thus, the purchaser's risk is limited to the premium paid for the option.

The Funds' transactions in futures contracts and related options are subject to limits under certain rules of the Commodity Futures Trading Commission ("CFTC"). Under these rules, initial margin deposits and premiums paid by a Fund for such transactions, except those for bona fide hedging purposes, are limited to no more than 5% of the fair market value of the Fund's total assets.

Successful use by a Fund of securities index futures contracts is subject to certain special risk considerations. A liquid index futures market may not be available when a Fund seeks to purchase or sell a contract. In addition, there may be an imperfect correlation between movements in the securities included in the index and movements in the prices of securities the Fund wishes to purchase. Successful use of securities index futures contracts and options on such contracts is further dependent on the Adviser and Administrator's ability to predict correctly movements in the direction of the stock markets, and no assurance can be given that its judgment in this respect will be correct. Risks in the purchase and sale of securities index futures contracts are discussed further in the Statement of Additional Information.

The SEC generally requires that when investment companies, such as the Funds, effect transactions of the foregoing nature, such funds must segregate either cash or readily marketable securities with its Custodian in the amount of its obligations under the foregoing transactions, or cover such obligations by maintaining positions in portfolio securities or options that would serve to satisfy or offset the risk of such obligations. When effecting transactions of the foregoing nature, the Funds will comply with such segregation or cover requirements.


Investment Companies and Investment Funds (All Funds)

Each of the Funds is permitted to invest in shares of other open-end or closed-end investment companies, to the extent consistent with its investment objective and policies. A Fund's investments (together with those of its affiliated persons) in any other single investment company are limited to no more than 3% of the outstanding shares of that other investment company. Additionally, a Fund, in any 30-day period, may not redeem any amount in excess of 1% of the total outstanding share of such other investment company. On issues on which shareholders of such another investment company are asked to vote, the Funds will vote their shares in the same proportion as the vote of all other holders of shares of that investment company. To the extent a Fund invests a portion of its assets in other investment companies, those assets will be subject to the expenses of any such investment company as well as to the expenses of the Fund itself. A Fund may not purchase shares of any affiliated investment company except as permitted by SEC rule or order.


                             INVESTMENT RESTRICTIONS

The Funds are subject to investment restrictions designed to reflect their socially acceptable investment policies. In addition, the Funds have adopted the following investment restrictions which are fundamental policies of each of the Funds (except as otherwise noted) and may not be changed with respect to a Fund without approval by vote of a majority of the outstanding shares of the particular Fund. For this purpose such a majority vote means the lesser of (1) 67% or more of the voting securities present at an annual or special meeting of shareholders, if holders of more than 50% of the outstanding voting securities of the particular Fund are present or represented by proxy or (2) more than 50% of the outstanding voting securities of the Fund.

Each of the Funds has elected to be qualified as a diversified series of SERV.

A Fund may not:

          borrow money, except as permitted under the Investment Company Act of 1940, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time;

          issue senior securities, except as permitted under the Investment Company Act of 1940, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time;


          concentrate its investments in a particular industry, as that term is used in the Investment Company Act of 1940, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time, except that the Money Market Fund reserves freedom of action to concentrate its investments in instruments issued by domestic banks (excluding their foreign branches) and in government securities, as that term is defined in the Investment Company Act of 1940 and in relevant rules and regulatory interpretations thereunder, as amended from time to time, and the Money Market Fund will its concentrate its investments in investment companies;


          engage in the business of underwriting securities issued by others, except to the extent that the Fund may be deemed to be an underwriter in connection with the disposition of portfolio securities;

          purchase or sell real estate, which does not include securities of companies which deal in real estate or mortgages or investments secured by real estate or interests therein, except that the Fund reserves freedom of action to hold and to sell real estate acquired as a result of the Fund's ownership of securities;

          purchase physical commodities or contracts relating to physical commodities; or

          make loans to other persons, except (i) loans of portfolio securities, and (ii) to the extent that entry into repurchase agreements and the purchase of debt instruments or interests in indebtedness in accordance with the Fund's investment objective and policies may be deemed to be loans.

                        PERFORMANCE AND YIELD INFORMATION

Large Cap Equity Fund, Small Cap Equity Fund and International Fund: The Funds may from time to time include figures indicating the Funds' total return or average annual total return in advertisements or reports to stockholders or prospective investors. Average annual total return and total return figures are calculated for each Class of shares and represent the increase (or decrease) in the value of an investment in a Fund over a specified period. Both calculations assume that all income dividends and capital gain distributions during the period are reinvested at net asset value in additional Fund shares. Quotations of the average annual total return reflect the deduction of a proportional share of Fund expenses on an annual basis. The results, which are annualized, represent an average annual compounded rate of return on a hypothetical investment in the Fund over a period of 1, 3, 5 and 10 years (or life of the Fund) ending on the most recent calendar quarter. Quotations of total return, which are not annualized, represent historical earnings and asset value fluctuations.


Money Market Fund, Short-Term Bond Fund and Bond Fund: Quotations of a Fund's yield and effective yield may be included along with total return or average annual total return calculations in advertisements or reports to stockholders or prospective investors. Both yield figures are based on the historical performance of a Fund and show the performance of a hypothetical investment. Yield refers to the net investment income generated by a Fund's portfolio over a specified seven-day period. This income is then annualized. That is, the amount of income generated by the portfolio during that week is assumed to be generated during each week over a 52-week period and is shown as a percentage. The effective yield is expressed similarly but, when annualized, the income earned by an investment in the Fund is assumed to be reinvested. The effective yield will be slightly higher than the yield because of the compounding effect on the assumed reinvestment. Yield and effective yield for a Fund will vary based upon, among other things, changes in market conditions, the level of interest rates and the level of the Fund's expenses.

Performance and yield calculations are based on past performance and are not a guarantee of future results. For a more detailed description of the methods used to determine the Funds' average annual total return, total return, yield and effective yield, see the Statement of Additional Information.

                               MANAGEMENT OF SERV

The Trustees are responsible for the overall management and supervision of SERV and to perform the functions of Trustees under SERV's Declaration of Trust, its principal governing document, as amended from time to time. The Trustees, while retaining overall supervisory responsibility, have delegated day-to-day operating responsibilities to Capstone Asset Management Company, the Adviser and Administrator; Fifth Third Bank of Cincinnati, Ohio, the custodian; and
Declaration Services Company, which acts as fund accounting, transfer and shareholder servicing agent.

Adviser and Administrator

Capstone Asset Management Company ("Capstone"), a wholly-owned subsidiary of Capstone Financial Services, Inc., acts as Adviser and Administrator pursuant to Investment Advisory and Administration Agreements between SERV and Capstone. Capstone is located at 5847 San Felipe, Suite 4100, Houston, Texas 77057. The Adviser and Administrator provides investment management services to pension and profit sharing accounts, corporations and individuals, and serves as investment adviser and/or administrator to four registered investment companies. The Adviser and Administrator manages assets in excess of $2 billion.

The Investment Advisory Agreement provides that the Adviser and Administrator shall have full discretion to manage the assets of the Funds in accordance with their investment objectives and policies and the terms of the Declaration of Trust. The Adviser and Administrator is authorized, with the consent of the Trustees, to engage sub-advisers for the Funds. The Adviser and Administrator has sole authority to select broker-dealers to execute transactions for the Funds, subject to the reserved authority of the Trustees to designate particular broker-dealers for this purpose. The Adviser and Administrator will vote proxies on portfolio securities of the Funds, subject to any guidelines that may be established by the Trustees. The Investment Advisory Agreement provides that the Adviser and Administrator will generally not be liable in connection with its services except for acts or omissions that constitute misfeasance, bad faith or gross negligence, and the Adviser and Administrator shall not be liable for the acts of third parties. The Investment Advisory Agreement provides that it may be terminated at any time without penalty on sixty days' notice by either party.

For its services under the Agreement, the Funds will pay the Adviser and Administrator fees monthly, in arrears, at the following annual rates. The fee rate indicated for the Money Market Fund is based on the average daily net assets of that Fund. The fee rates indicated for the other five Funds are applied to the aggregate average daily net assets of those Funds, as a group, and the resulting total fees are pro rated among those Funds based on their relative net assets.


                                          Annual Fee rate as a percentage
      Name of Fund                        of average daily net assets

Money Market Fund                         0.10%

Aggregate assets of Short-Term Bond       0.15% of the first $500 million Fund
Fund, Bond Fund,                          0.10% of the next $250 million
Large Cap Equity Fund, Small Cap Equity   0.075% of the next $250 million
Fund, International Fund                  0.05% of assets over $1 billion


Pursuant to the Administration Agreement between Capstone and SERV, the Adviser and Administrator provides administrative services to the Funds, supervises the Funds' daily business affairs, coordinates the activities of persons providing services to the Funds, and furnishes office space and equipment to the Funds. These services are subject to general review by the SERV's Board of Trustees. As compensation for its services, the Administration Agreement provides that the Adviser and Administrator receives from each Fund a fee, computed daily and payable monthly in arrears, at an annual rate of 0.05% of each Fund's average net assets.

Accounting, bookkeeping and pricing services for the Funds are provided by Declaration Service Company. Fifth Third Bank of Cincinnati, Ohio, acts as custodian.


Advisory Committee and Consultant

The Board of Trustees may from time to time appoint an advisory committee ("Advisory Committee") to consult with and make recommendations to the Trustees regarding the application of social, ethical and religious values principles in selecting investments for the Funds, as well as on other matters regarding the structure, philosophy and operations of the Funds. Members of the Advisory Committee, when and if appointed, will not compensated for their services, although they will be reimbursed by the Trust for expenses of attendance at Trust-related meetings. The Advisory Committee is expected to consist of members selected by the Board of Trustees on the basis of their qualifications to provide this type of advice to the Board. Additionally, the Board has retained Madison Portfolio Consultants, 400 Madison Avenue, Suite 810, New York, New York, 10017 ("Madison") to serve as an independent source of expertise and education for any Advisory Committee and for the Board regarding (a) the general design and operation of the Funds, (b) the performance of the Adviser and Administrator and of other service providers to the Funds and (c) economic and other developments relevant to the operations of the Funds. Neither the Board of Trustees nor the Adviser and Administrator are obliged to accept the recommendations of any Advisory Committee or Madison. For its services, Madison receives a fee (subject to an annual minimum of $50,000) based on the aggregate net assets of SERV, payable quarterly at an annual rate equal to .025% of the Funds' average daily net assets up to $200,000,000, .01% of the next $200,000,000 of such assets, .005% of the next $600,000,000 of such assets, and an amount to be negotiated for assets in excess of $1 billion.


Distributor

     Pursuant to a Distribution Agreement with SERV dated October 1, 1998, Capstone Asset Planning Company (the "Distributor") is the principal underwriter of the Funds and, acting as exclusive agent, sells shares of the Funds to the public on a continuous basis.


SERV has adopted a Service and Distribution Plan (the "Plan") for the Class A shares of each Fund pursuant to which Class A shares of each Fund makes payments to the Distributor to compensate the Distributor for expenditures incurred by it in connection with the distribution of Class A shares of each Fund and for the provision of certain stockholder services including but not limited to the payment of compensation, including incentive compensation, to securities dealers (which may include the Distributor itself) and other financial institutions and organizations (collectively, the "Service Organizations") to obtain various distribution related and/or administrative services for the Funds. These services include, among other things, processing new stockholder account applications, preparing and transmitting to the Funds' Transfer Agent computer processable tapes of all transactions by customers and serving as the primary source of information to customers in answering questions concerning the Funds and their transactions with the Funds. The Distributor is also authorized to engage in advertising, the preparation and distribution of sales literature and other promotional activities on behalf of the Fund. In addition, the Plan authorizes Class A shares of each Fund to bear the cost of preparing, printing and distributing Fund Prospectuses and Statements of Additional Information to prospective Class A investors and of implementing and operating the Plan.

Under the Plan, payments are made to the Distributor at an annual rate of 0.10% of the average net assets of Class A shares of the Money Market Fund and 0.25% of the average net assets of Class A shares of each other Fund. Subject to these limits, the Distributor may reallow to firms ("Service Organizations") providing certain services to shareholders (which firms may include the Distributor) amounts at an annual rate up to 0.10% for Money Market Fund and up to 0.25% for each other Fund based on the average net asset value of shares held by shareholders for whom the firm provides services. Any remaining amounts not so allocated will be retained by the Distributor for the purposes described above. The Distributor collects the fees under the Plan on a monthly basis. The Plan may be terminated at any time.


The Plan was approved by a majority of the Trustees, including a majority of the Trustees who have no direct or indirect financial interest in the operation of the Plan or any of its agreements ("Plan Trustees") on September 16, 1998. The Plan will be continued from year to year provided that such continuance is approved at least annually by a vote of a majority of the Board of Trustees, including a majority of the Plan Trustees.


The Glass-Steagall Act and other applicable laws currently prohibit banks from engaging in the business of underwriting, selling or distributing securities. Accordingly, unless such laws are changed, if the Funds engage banks as Service Organizations, the banks would perform only administrative and stockholder servicing functions. If a bank were prohibited from acting as a Service Organization, alternative means for continuing the servicing of such stockholders would be sought. State law may differ from Federal law and banks and other financial institutions may be required to be registered as broker-dealers to perform administrative and stockholder servicing functions.

Expenses

Each Fund's expenses and expenses of each class of shares, are accrued daily and are deducted from total income before dividends are paid. These expenses include, but are not limited to: fees paid to the Adviser and Administrator; taxes; legal fees; custodian and auditing fees; transfer agent fees; fees paid to outside firms providing pricing and accounting services to the Funds; and printing and other miscellaneous expenses paid by the Funds. Class A shares also incur certain expenses pursuant to the Service and Distribution Plan. Fund expenses (including a Fund's share of SERV expenses) are generally allocated between classes based on their respective net asset values. Certain class specific expenses, however, will be borne by the class incurring the expense, such as federal registration and state notice filing fees, certain printing and other class specific costs.

                                PURCHASING SHARES

Capstone Asset Planning Company (the "Distributor"), located at 5847 San Felipe, Suite 4100, Houston, Texas 77057, is the principal underwriter of the Funds and, acting as exclusive agent, sells shares of the Funds to the public on a continuous basis. Edward L. Jaroski is President of SERV, and a Director and President of the Adviser and Administrator and the Distributor. Some other officers of SERV are also officers of the Adviser and Administrator, the Distributor and Capstone Financial Services, Inc.

Shares of the Funds are sold in a continuous offering and may be purchased on any business day through authorized investment dealers or directly from the Fund's Distributor. Except for the Funds themselves, only the Distributor and investment dealers which have a sales agreement with the Distributor are authorized to sell shares of the Funds. For further information, reference is made to the caption "Distributor" in the SERV's Statement of Additional Information.

Shares of each class of the Funds are sold at net asset value for that class, without a sales charge, and will be credited to a stockholder's account at the net asset value for the particular class next computed after an order is received. The minimum initial investment for Class A shares is $200, except for continuous investment plans which have no minimum, and there is no minimum for subsequent purchases. The minimum initial investment for Class C shares is $50,000, with a $1,000 minimum required for subsequent purchases, except that for Charitable Trusts or Grantor Trusts for which a charitable organization serves as trustee, the minimum initial investment in Class C shares is $5,000. No stock certificates representing shares purchased will be issued. SERV's management reserves the right to reject any purchase order if, in its opinion, it is in SERV's best interest to do so.

At various times the Distributor may implement programs under which a dealer's sales force may be eligible to win nominal awards for certain sales efforts or recognition programs conforming to criteria established by the Distributor, or to participate in sales programs sponsored by the Distributor. In addition, the Adviser and Administrator and/or the Distributor in their discretion may from time to time, pursuant to objective criteria established by the Adviser and Administrator and/or the Distributor, sponsor programs designed to reward selected dealers for certain services or activities which are primarily intended to result in the sale of shares of the Funds. Such payments are made out of their own assets, and not out of the assets of the Funds. These programs will not change the price you pay for your shares or the amount that the Funds will receive from such sale.

Payment for all orders to purchase Fund shares must be received by the Transfer Agent within three business days after the order was placed. Checks made payable to third parties will not be accepted.

Investing Through Authorized Dealers

If any authorized dealer receives an order of at least $200 for Class A shares or $50,000 for Class C shares (or $1,000 for eligible trust accounts), the dealer may contact the Distributor directly. Orders received by dealers by the close of trading on the New York Stock Exchange on a business day that are transmitted to the Distributor by 4:00 p.m. Central time on that day will be effected at the net asset value per share determined as of the close of trading on the New York Stock Exchange that day. It is the dealer's responsibility to transmit orders so that they will be received by the Distributor before 4:00 p.m. Central time.

After each investment, the stockholder and the authorized investment dealer receive confirmation statements of the number of shares purchased and owned.

Purchases Through the Distributor

An account may be opened by mailing a check or other negotiable bank draft (payable to Capstone SERV Fund) together with the completed Investment Application Form to the Fund's Transfer Agent: Capstone SERV Fund, c/o Declaration Service Company, 555 North Lane, Suite 6160, Conshohocken, PA 19428. The $200 minimum initial investment applicable to the purchase of Class A shares will be waived by the Distributor for plans involving continuing investments (see "Stockholder Services"). Subsequent investments may be mailed directly to the Transfer Agent. All such investments are effected at the net asset value of Fund shares next computed following receipt of payment by the Transfer Agent. Confirmations of the opening of an account and of all subsequent transactions in the account are forwarded by the Transfer Agent to the stockholder's address of record.

Telephone Purchase Authorization (Investing by Phone)

Stockholders who have completed the Telephone Purchase Authorization section of the Investment Application Form may purchase additional shares by telephoning the Transfer Agent at ______________. The minimum telephone purchase for Class A shares is $1,000 and the maximum is the greater of $1,000 or five times the net asset value of shares held by the stockholder on the day preceding such telephone purchase for which payment has been received. The minimum telephone purchase for Class C shares is $50,000 and the maximum is the greater of $50,000 or five times the net asset value of shares held by the stockholder on the day preceding such telephone purchase for which payment has been received. The telephone purchase will be effected at the net asset value next computed after receipt of the call by the Transfer Agent. Payment for the telephone purchase must be received by the Transfer Agent within three business days after the order is placed. If payment is not received within three business days, the stockholder will be liable for all losses incurred as a result of the purchase.

Investing By Wire

Investors having an account with a commercial bank that is a member of the Federal Reserve System may purchase shares of the Fund by requesting their bank to transmit funds by wire to: _____________________________, For: Declaration Service Company, Account No. ____________; Further Credit Capstone Social Ethics and Religious Values Fund (Insert Fund Name). The investor's name and account number must be specified in the wire.

Initial Purchases - Before making an initial investment by wire, an investor must first telephone ______________ to be assigned an account number. The investor's name, account number, taxpayer identification or social security number, and address must be specified in the wire. In addition, the investment application should be promptly forwarded to Capstone Social Ethics and Religious Values Fund, c/o Declaration Service Company, 555 North Lane, Suite 6160, Conshohocken, PA 19428.

     Subsequent Purchases - Additional investments may be made at any time through the wire procedures described above, which must include the investor's name and account number. The investor's bank may impose a fee for investments by wire.

                             DISTRIBUTIONS AND TAXES

Payment Options

Distributions (whether treated for tax purposes as ordinary income or long-term capital gains) to each Fund's stockholders are paid in additional shares of each Fund, with no sales charge, based on the Fund's net asset value as of the close of business on the record date for such distributions. However, a stockholder may elect on the application form to receive distributions as follows:

          Option 1. To receive income dividends in cash and capital gain distributions in additional Fund shares, or

          Option 2. To receive all dividend and capital gain distributions in cash.

The Money Market Fund intends to declare as dividends all of its investment company taxable income daily and to pay such amounts as dividends monthly. Each other Fund intends to declare and pay such dividends quarterly. Capital gains, if any, will be paid annually in December. The Funds will advise each stockholder annually of the amounts of dividends from investment income and of long-term capital gain distributions reinvested or paid in cash to the stockholder during the calendar year.

If you select Option 1 or Option 2 and the U.S. Postal Service cannot deliver your checks, or if your checks remain uncashed for six months, your distribution checks will be reinvested in your account at the then-current net asset value and your election will be converted to the purchase of additional shares.

Taxes

Each Fund intends to qualify as a regulated investment company under the U.S. Federal tax law. As such, a Fund generally will not pay Federal income tax on the income and gains it pays as dividends to its stockholders. In order to avoid a 4% Federal excise tax, each Fund intends to distribute each year all of its net income and gains.

Stockholders will be taxed on dividends received from each Fund, regardless of whether received in cash or reinvested in additional shares. Stockholders must treat dividends, other than capital gain dividends, as ordinary income. Dividends designated as capital gain dividends are taxable to stockholders as long-term capital gains, but the rate of tax will depend on the Fund's holding period of the assets whose sale results in the gain. Certain dividends declared during a calendar year are taxable to stockholders as though received on December 31 of that year if paid to stockholders during January of the following calendar year. The Funds will advise stockholders annually of the amount and nature of dividends paid to them.

Investors are advised to consult their tax advisers with respect to the particular tax consequences to them of an investment in the Funds. A more detailed description of tax consequences to stockholders is contained in the Statement of Additional Information.

                       REDEMPTION AND REPURCHASE OF SHARES

Generally, stockholders may require a Fund to redeem their shares by sending a written request, signed by the record owner(s), to Capstone SERV Fund, c/o Declaration Service Company, 555 North Lane, Suite 6160, Conshohocken, PA 19428. In addition, certain expedited redemption methods described below are available. If the proceeds of the redemption are to be paid to someone other than the registered holder, or to other than the stockholder's address of record, or the shares are to be transferred, the owner's signature must be guaranteed by an "eligible guarantor institution", as defined in Rule 17Ad-15 under the Securities Exchange Act of 1934, which participates in a signature guarantee program. Eligible guarantor institutions include banks, brokers, dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations. A broker-dealer guaranteeing signatures must be a member of a clearing corporation or maintain net capital of at least $100,000. Credit unions must be authorized to issue signature guarantees. Signature guarantees will be accepted from any eligible guarantor institution which participates in a signature guarantee program. The redemption price shall be the net asset value per share next computed after receipt of the redemption request. See "Determination of Net Asset Value".

In addition, the Distributor is authorized as agent for the Funds to offer to repurchase shares which are presented by telephone or telegraph to the Distributor by authorized investment dealers. The repurchase price is the net asset value per share next determined after the request is received. See "Determination of Net Asset Value". Broker-dealers may charge for their services in connection with the repurchase, but the Distributor and its affiliates will not charge any fee for such repurchase. Payment for shares presented for repurchase or redemption by authorized investment dealers will be made within three days after receipt by the Transfer Agent of a written notice in proper order.

Each Fund reserves the right to pay any portion of redemption requests in excess of $1 million in readily marketable securities from the Fund's portfolio. In this case, the redeeming stockholder may incur brokerage charges on the sale of the securities.

The right of redemption and payment of redemption proceeds are subject to suspension for any period during which the New York Stock Exchange is closed, other than customary weekend and holiday closings, or when trading on the New York Stock Exchange is restricted as determined by the Securities and Exchange Commission; during any period when an emergency as defined by the rules and regulations of the Securities and Exchange Commission exists; or during any period when the Securities and Exchange Commission has by order permitted such suspension. The Funds will not mail redemption proceeds until any checks (including certified checks or cashier's checks) received for the shares purchased have cleared, which can be as long as 15 days from the date of purchase.

The value of shares on repurchase or redemption may be more or less than the investor's cost depending upon the market value of a Fund's portfolio securities at the time of redemption. No redemption fee is charged for the redemption of shares.


Check-Writing - Money Market Fund

Free check-writing (minimum of $_____, no maximum) is available to stockholders in the Money Market Fund. Note that when an investment in Money Market Fund is made by check, a stockholder may not write checks against that investment until the purchase check has cleared, which may take up to 15 business days from the purchase date. An account in the Money Market Fund cannot be closed by writing a check because additional shares accrue daily. The Fund and the Trust reserve the right to suspend, terminate or to amend this privilege, or to impose a charge, at any time upon notice to stockholders.


Expedited Telephone Redemption

A stockholder redeeming at least $1,000 of shares and who has authorized expedited redemption on the application form filed with the Fund's Transfer Agent may at the time of such redemption request that funds be mailed or wired to the commercial bank or registered broker-dealer he has previously designated on the application form by telephoning the Transfer Agent at _______________. Redemption proceeds will be sent to the investor on the next business day following receipt of the telephone redemption request. In order to allow the Adviser and Administrator to manage the Funds more effectively, stockholders are strongly urged to initiate redemptions as early in the day as possible. If a stockholder seeks to use an expedited method of redemption of shares recently purchased by check, the Fund may withhold the redemption proceeds until it is reasonably assured of the collection of the check representing the purchase, which may take up to 15 days from the purchase date. The Funds, Distributor and Transfer Agent reserve the right at any time to suspend or terminate the expedited redemption procedure or to impose a fee for this service. At the present time there is no fee charged for this service. During periods of unusual economic or market changes, stockholders may experience difficulties or delays in effecting telephone redemptions.

When exchange or redemption requests are made by telephone, the Funds have procedures in place designed to give reasonable assurance that such telephone instructions are genuine, including recording telephone calls and sending written confirmation of transactions. The Funds will not be liable for losses due to unauthorized or fraudulent telephone transactions unless it does not follow such procedures, in which case it may be liable for such losses.

                        DETERMINATION OF NET ASSET VALUE

The next asset value for each class of shares of each Fund is computed daily, Monday through Friday, as of the close of regular trading on the New York Stock Exchange, which is currently 4:00 p.m. Eastern time. The net asset values will not be computed on the following holidays: New Year's Day, Martin Luther King's Birthday, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

Each Fund's net asset value per share for each class is computed by dividing the value (amortized cost value for the Money Market Fund) of the securities held by the Fund plus any cash or other assets (including any accrued expenses) by the total number of Fund shares outstanding at such time. To avoid large fluctuations in the computed net asset value, accrued expenses will be charged against each class on a daily basis, i.e. 1/360 of the annual amount due by the Fund or class each year.

Any assets or liabilities initially expressed in terms of foreign currencies are translated into U.S. dollars at the prevailing market rates at 17:00 Greenwich Mean Time on each U.S. business day.

Portfolio equity securities which are primarily traded on securities exchanges are valued at the last sale price on that exchange or, if there is no recent last sale price available, at the last current bid quotation. A security which is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. All other equity securities not so traded are valued at the last current bid quotation prior to the time of valuation.

Debt securities, except short-term obligations, are valued by using market quotations or independent pricing services which use prices provided by market makers or estimates of market values obtained from yield data relating to instruments or securities with similar characteristics. Other securities, including restricted securities, and other assets are valued at fair value as determined in good faith by the Board of Trustees. Because of the need to obtain prices of foreign securities as of the close of trading on foreign securities exchanges, the calculation of net asset value does not take place contemporaneously with the determination of the prices of those securities. If an event were to occur after the value of a Fund instrument was so established but before the net asset value per share is determined which is likely to materially change the net asset value, the Fund instrument would be valued using fair value considerations established by the Board of Trustees.

                              STOCKHOLDER SERVICES

The Funds provide stockholders with a number of services and conveniences designed to assist investors in the management of their investments. These stockholder services include the following:

Tax-Deferred Retirement Plans

Shares may be purchased by virtually all types of tax-deferred retirement plans. The Distributor or its affiliates make available plan forms and/or custody agreements for the following:

     o    Individual  Retirement  Accounts  ("IRAs") (for  individuals and their
          non-employed   spouses  who  wish  to  make  limited  tax   deductible
          contributions to a tax-deferred account for retirement);

     o Roth IRAs (for individuals who wish to make limited non-deductible contributions to a retirement plan, with earnings and withdrawals tax-free);

     o Education IRA (for individuals wishing to make limited non-deductible contributions to a plan for the post secondary education of a child who is under 18 years of age at the time of the contribution); and

     o    Simplified Employee Pension Plans.

Dividends and distributions will be automatically reinvested without a sales charge. For further details, including fees charged, tax consequences and redemption information, see the specific plan documents which can be obtained from the Funds.

Investors should consult with their tax adviser before establishing any of the tax-deferred retirement plans described above.

Exchange Privilege

Shares of a Fund may be exchanged for shares of the same class of another Fund at a price based on the respective net asset values of the Funds' shares, with no sales or administrative charge. Any exchange must meet applicable minimum investment and other requirements for the class of shares of the Fund into which the exchange is requested.

Purchases, redemptions and exchanges should be made for investment purposes only. A pattern of frequent exchanges, purchases and sales may be deemed abusive by the Adviser and Administrator and, at the discretion of the Adviser and Administrator, can be limited by a Fund's refusal to accept further purchase and/or exchange orders from the investor. Although the Adviser and Administrator will consider all factors it deems relevant in determining whether a pattern of frequent purchases, redemptions and/or exchanges by a particular investor is abusive and not in the best interests of a Fund or its other stockholders, as a general policy investors should be aware that engaging in more than one exchange or purchase-sale transaction during any thirty-day period with respect to a particular Fund may be deemed abusive and therefore subject to the above restrictions.

An exchange of shares is treated for Federal income tax purposes as a sale of shares given in exchange and the stockholders may, therefore, realize a taxable gain or loss. The exchange privilege may be exercised only in those states where shares of the Fund for which shares held are being exchanged may be legally sold, and the privilege may be amended or terminated upon 60 days' notice to stockholders.

The stockholder may exercise the following exchange privilege options:

            Exchange by Mail - Stockholders may mail a written notice requesting an exchange to the Fund's Transfer Agent.

            Exchange by Telephone - Stockholders must authorize telephone exchange on the application form filed with the Transfer Agent to exchange shares by telephone. Telephone exchanges may be made from 9:30 a.m. to 4:00 p.m. Eastern time, Monday through Friday, except holidays. During periods of unusual economic or market changes, stockholders may experience difficulties or delays in effecting telephone exchanges.

When exchange or redemption requests are made by telephone, the Funds have procedures in place designed to give reasonable assurance that such telephone instructions are genuine, including recording telephone calls and sending written confirmation of transactions. A Fund will not be liable for losses due to unauthorized or fraudulent telephone transactions unless it does not follow such procedures, in which case it may be liable for such losses.

Pre-Authorized Payment

A stockholder holding Class A shares may arrange to make regular monthly investments of $25 or more automatically from his checking account by authorizing the Transfer Agent to withdraw the payment from his checking account.

Systematic Withdrawal Plan

Investors holding Class A shares may open a withdrawal plan providing for withdrawals of $50 or more monthly, quarterly, semi-annually or annually if they have made a minimum investment in the shares of a Fund of $5,000. The minimum amount which may be withdrawn pursuant to this plan is $50.

These payments do not represent a yield or return on investment and may constitute return of initial capital. In addition, such payments may deplete or eliminate the investment. Stockholders cannot be assured that they will receive payment for any specific period because payments will terminate when all shares have been redeemed. The number of such payments will depend primarily upon the amount and frequency of payments and the yield on the remaining shares. Under this plan, any distributions must be reinvested in additional shares of a Fund at net asset value.

This Systematic Withdrawal Plan is voluntary, flexible, and under the stockholder's control and direction at all times, and does not limit or alter the stockholder's right to redeem shares. Such Plan may be terminated in writing at any time by either the stockholder or a Fund. The cost of operating the Systematic Withdrawal Plan is borne by the Funds.

                               GENERAL INFORMATION

SERV is an open-end diversified management investment company, as defined in the Investment Company Act of 1940, as amended. It was organized in Massachusetts on April 13, 1998 as a business trust. The Funds are established as separate series of SERV. SERV is authorized to issue an unlimited number of shares of beneficial interest of $0.01 par value and to divide such shares into separate series (or funds). Shares of each Fund have been divided into multiple classes. Each class represents an interest in a Fund, but is subject to different rights, expenses and privileges. Stockholders are entitled to one vote for each full share held and to fractional votes for fractional shares held in the election of Trustees (to the extent hereafter provided) and on other matters submitted to the vote of stockholders of the particular Fund. SERV is not required to hold regular annual meetings of stockholders and will do so only when required by law. There are no cumulative voting rights. Matters submitted to stockholder vote must be approved by each Fund as to that Fund except (i) as to matters required by the Investment Company Act of 1940 to be voted on by all stockholders of SERV as a single class and (ii) as to matters determined by the Trustees not to affect a particular Fund or class, which will not be submitted to vote by stockholders of that Fund or class and (iii) matters affecting only a particular class, or affecting that class in a manner different from other classes must be approved by each such class. Stockholders may, in accordance with the Declaration of Trust, cause a meeting of stockholders to be held for the purpose of voting on the removal of Trustees. Shares of a Fund have equal dividend rights, are fully paid, nonassessable and freely transferable and have no conversion, pre-emptive or subscription rights. Fractional shares have the same rights, pro rata, as full shares.

Under Massachusetts law, stockholders of a business trust may, under certain circumstances, be held personally liable as partners for the obligations of the trust. The Declaration of Trust contains an express disclaimer of stockholder liability for acts or obligations of SERV. The Declaration of Trust provides for indemnification out of SERV's property for any stockholder held personally liable for the obligations of SERV. Thus, the risk of a stockholder's incurring financial loss on account of stockholder's liability is limited to circumstances in which SERV itself would be unable to meet its obligations.

SERV's securities are held by Fifth Third Bank under a Custodian Agreement with the Fund. Declaration Service Company acts as both Transfer Agent and dividend paying agent for SERV.

Stockholders should address inquiries to SERV at its address stated on the cover page of this Prospectus.

Year 2000 Risks

Computer users around the world are faced with the dilemma of the Year 2000 issue, which stems from the use of two digits in most computer systems to designate the year. When the year advances from 1999 to 2000, many computers will not recognize "00" as the Year 2000. This issue could potentially affect every aspect of computer-related activity, on an individual and corporate level. The Funds could be adversely impacted if the computer systems used by the Adviser and Administrator and other service providers have not been converted to meet the requirements of the new century. The Funds' Adviser and Administrator has evaluated its own internal systems and expects them to be fully capable to handle the change of millenium. The Adviser and Administrator is working with the providers of the software it uses to address the Year 2000 issue, and is monitoring on an ongoing basis the progress of the Funds' other service providers to convert their systems to comply with the requirements of Year 2000. The Adviser and Administrator currently has no reason to believe that these service providers will not be fully and timely compliant. However, investors should be aware that there can be no assurance that all systems will be successfully converted prior to January 1, 2000, in which case it would become necessary for the Funds to enter into agreements with new service providers or to make other arrangements.

                                    APPENDIX

                           DESCRIPTION OF BOND RATINGS

DESCRIPTION OF MOODY'S BOND RATINGS:

Excerpts from Moody's description of its bond ratings are listed as follows: AAA -- judged to be the best quality and they carry the smallest degree of investment risk; AA -- judged to be of high quality by all standards -- together with the AAA group, they comprise what are generally known as high grade bonds; A -- possess many favorable investment attributes and are to be considered as "upper medium grade obligations;" BAA -- considered to be medium grade obligations, i.e., they are neither highly protected nor poorly secured -- interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time; BA -- judged to have speculative elements, their future cannot be considered as well assured; B -- generally lack characteristics of the desirable investment; CAA -- are of poor standing -- such issues may be in default or there may be present elements of danger with respect to principal or interest; CA -- speculative in a high degree, often in default; C -- lowest rated class of bonds, regarded as having extremely poor prospects.

Moody's also supplies numerical indicators 1, 2 and 3 to rating categories. The modifier 1 indicates that the security is in the higher end of its rating category; the modifier 2 indicates a mid-range ranking; and modifier 3 indicates a ranking toward the lower end of the category.

DESCRIPTION OF S&P'S BOND RATINGS:

Excerpts from S&P's description of its bond ratings are listed as follows: AAA -- highest grade obligations, in which capacity to pay interest and repay principal is extremely strong: AA -- has a very strong capacity to pay interest and repay principal, and differs from AAA issues only in a small degree; A -- has a strong capacity to pay interest and repay principal, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories; BBB -- regarded as having an adequate capacity to pay interest and repay principal; whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories. This group is the lowest which qualifies for commercial bank investment. BB, B, CCC, CC, C -- predominantly speculative with respect to capacity to pay interest and repay principal in accordance with terms of the obligations; BB indicates the highest grade and C the lowest within the speculative rating categories. D -- interest or principal payments are in default.

S&P applies indicators "+," no character, and "-" to its rating categories. The indicators show relative standing within the major rating categories.

DESCRIPTION OF MOODY'S RATINGS OF SHORT-TERM MUNICIPAL OBLIGATIONS:

Moody's ratings for state and municipal short-term obligations will be designated Moody's Investment Grade or MIG. Such ratings recognize the differences between short-term credit and long-term risk. Short-term ratings on issues with demand features (variable rate demand obligations) are differentiated by the use of the VMIG symbol to reflect such characteristics as payment upon periodic demand rather than fixed maturity dates and payments relying on external liquidity. Ratings categories for securities in these groups are as follows: MIG 1/VMIG 1 -- denotes best quality, there is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing; MIG2/VMIG 2 -- denotes high quality, margins of protection are ample although not as large as in the preceding group; MIG 3/VMIG 3 -- denotes high quality, all security elements are accounted for but there is lacking the undeniable strength of the preceding grades; MIG 4/VMIG 4 -- denotes adequate quality, protection commonly regarded as required of an investment security is present, but there is specific risk; SQ -- denotes speculative quality, instruments in this category lack margins of protection.

DESCRIPTION OF MOODY'S COMMERCIAL PAPER RATINGS:

Excerpts from Moody's commercial paper ratings are listed as follows: PRIME-1 -- -- issuers (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations; PRIME-2 -- issuers (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations; PRIME-3 -- issuers (or supporting institutions) have an acceptable ability for repayment of senior short-term debt obligations; NOT PRIME -- issuers do not fall within any of the Prime categories.

DESCRIPTION OF S&P'S RATINGS FOR CORPORATE AND MUNICIPAL BONDS:

Investment Grade Ratings: Aaa -- the highest rating assigned by S&P, capacity to pay interest and repay principal is extremely strong; AA -- has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in a small degree; A -- has strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories; BBB -- regarded as having an adequate capacity to pay interest and repay principal -- whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

Speculative Grade Ratings: Bb, B, Ccc, Cc, C -- debt rated in these categories is regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal -- while such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions; CI -- reserved for income bonds on which no interest is being paid; D -- in default, and payment of interest and/or repayment of principal is in arrears. Plus (+) OR Minus (-) -- the ratings from "AA" to "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

DESCRIPTION OF S&P'S RATING FOR MUNICIPAL NOTES AND SHORT-TERM MUNICIPAL DEMAND
OBLIGATIONS:

Rating categories are as follows: SP-1 -- has a very strong or strong capacity to pay principal and interest -- those issues determined to possess overwhelming safety characteristics will be given a plus (+) designation; SP-2 -- -- has a satisfactory capacity to pay principal and interest; SP-3 -- issues carrying this designation have a speculative capacity to pay principal and interest.

DESCRIPTION OF S&P'S RATINGS FOR SHORT-TERM CORPORATE DEMAND OBLIGATIONS AND COMMERCIAL PAPER:

An S&P commercial paper rating is a current assessment of the likelihood of timely repayment of debt having an original maturity of no more than 365 days. Excerpts from S&P's description of its commercial paper ratings are listed as follows: A-1 -- the degree of safety regarding timely payment is strong -- those issues determined to possess extremely strong safety characteristics will be denoted with a plus (+) designation; A-2 -- capacity for timely payment is satisfactory -- however, the relative degree of safety is not as high as for issues designated "A-1;" A-3 -- has adequate capacity for timely payment -- however, is more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations; B -- regarded as having only speculative capacity for timely payment; C -- a doubtful capacity for payment; D -- -- in payment default -- the "D" rating category is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period.

                CAPSTONE SOCIAL ETHICS AND RELIGIOUS VALUES FUND

                       STATEMENT OF ADDITIONAL INFORMATION

                       _____________________________, 1998


      This Statement of Additional Information is not a Prospectus but contains information in addition to and more detailed than that set forth in the Prospectus and should be read in conjunction with the Prospectus. The Statement of Additional Information and the related Prospectus are both dated _______________, 1998. A Prospectus may be obtained without charge by contacting Capstone Asset Planning Company, by phone at (800) 262-6631 or by writing to it at 5847 San Felipe, Suite 4100, Houston, Texas 77057.


                                TABLE OF CONTENTS

GENERAL INFORMATION.........................................................37


INVESTMENT RESTRICTIONS.....................................................37

INVESTMENTS AND INVESTMENT STRATEGIES.......................................37

PERFORMANCE INFORMATION.....................................................39

TRUSTEES AND EXECUTIVE OFFICERS.............................................41

INVESTMENT ADVISORY AGREEMENT...............................................42

ADVISORY COMMITTEE AND CONSULTANT...........................................43

ADMINISTRATION AGREEMENT....................................................43

DISTRIBUTOR.................................................................44

OTHER SERVICES..............................................................45

PORTFOLIO TRANSACTIONS AND BROKERAGE........................................45

DETERMINATION OF NET ASSET VALUE............................................46

HOW TO BUY AND REDEEM SHARES................................................47

DIVIDENDS AND DISTRIBUTIONS.................................................48

TAXES...................................................................... 48

OTHER INFORMATION...........................................................54

GENERAL INFORMATION

     Capstone Social Ethics and Religious Values Fund ("SERV") is an "open-end diversified management company" under the Investment Company Act of 1940 which has six series ("Funds"). Shares of each Fund have been divided into multiple classes, including Class A and Class C shares. Each class represents an interest in a Fund, but is subject to different rights, expenses and privileges. SERV was organized as a Massachusetts business trust on April 13, 1998.

     SERV is a member of a group of investment companies sponsored by Capstone Asset Management Company (the "Adviser and Administrator"), which provides investment advisory and administrative services to the Funds. The Adviser and Administrator and Capstone Asset Planning Company (the "Distributor") are wholly-owned subsidiaries of Capstone Financial Services, Inc.

INVESTMENT RESTRICTIONS

      The Funds have adopted the following restrictions which cannot be changed with regard to a Fund without approval by the holders of a majority of that Fund's outstanding shares.


     Each Fund has elected to be qualified as a diversified series of SERV.

A Fund may not:

     1. borrow money, except as permitted under the Investment Company Act of 1940, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time;

     2. issue senior securities, except as permitted under the Investment Company Act of 1940, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time;


     3. concentrate its investments in a particular industry, as that term is used in the Investment Company Act of 1940, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time (except that the Money Market Fund reserves the freedom of action to concentrate its investments in instruments issued by domestic banks (excluding their foreign branches) and in government securities, as that term is defined in the Investment Company Act of 1940 and in relevant rules and regulatory interpretations thereunder, as amended from time to time, and the Money Market Fund will concentrate its investments in investment companies);


     4. engage in the business of underwriting securities issued by others, except to the extent that the Fund may be deemed to be an underwriter in connection with the disposition of portfolio securities;

     5. purchase or sell real estate, which does not include securities of companies which deal in real estate or mortgages or investments secured by real estate or interests therein, except that the Fund reserves freedom of action to hold and to sell real estate acquired as a result of the Fund's ownership of securities;

     6. purchase physical commodities or contracts relating to physical commodities;

     7. make loans to other persons, except (i) loans of portfolio securities, and (ii) to the extent that entry into repurchase agreements and the purchase of debt instruments or interests in indebtedness in accordance with a Fund's investment objective and policies may be deemed to be loans.


     With respect to senior securities, borrowing and concentrating investments, the Investment Company Act of 1940, as amended, and regulatory interpretations of relevant provisions of that Act establish the following general limits. Open-end registered investment companies ("funds"), such as the Funds, are not permitted to issue any class of senior security or to sell any senior security of which they are the issuers. Funds are, however, permitted to issue separate series of shares (the Funds are series of SERV) and to divide those series into separate classes (Class A and Class C are such separate classes.) The Funds have no intention to issue senior securities, except that SERV may issue its shares in separate series and divide those series into classes of shares. Although borrowings could be deemed to be senior securities, a fund is "permitted to borrow from a bank provided that immediately after any such borrowing there is an asset coverage of at least 300 per cent for all borrowings by the fund. The Act also permits a fund to borrow for temporary purposes only in an amount not exceeding 5 per cent of the value of the total assets of the issuer at the time when the loan is made. (A loan shall be presumed to be for temporary purposes if it is repaid within 60 days and is not extended or renewed.) The Securities and Exchange Commission ("SEC") has indicated, however, that certain types of transactions, which could be deemed "borrowings" (such as firm commitment agreements and reverse repurchase agreements), are permissible if a fund "covers" the agreements by establishing and maintaining segregated accounts, subject, however to the 300% asset coverage requirement. The Funds presently do not intend to borrow except when advisable to satisfy redemptions and a Fund will make no purchases if its outstanding borrowings exceed 5% of its total assets. With respect to concentration, the SEC staff takes the position that investment of 25% or more of a fund's assets in any one industry represents concentration.


      The portfolio securities of a Fund may be turned over whenever necessary or appropriate in the opinion of the Fund's management to seek the achievement of the basic objective of the Fund. The turnover rate of each of the Funds is not expected to exceed 30%.


INVESTMENTS AND INVESTMENT STRATEGIES


Foreign Securities (All Funds)

     The Money Market Fund's investments in foreign securities must be U.S. dollar-denominated. The other Funds may invest in U.S. dollar- or foreign currency-denominated foreign equity and debt securities in the United States or in foreign markets. These investments may include securities represented by European Depositary Receipts ("EDRs") and American Depositary Receipts ("ADRs") and similar types of investments. Investments in securities of foreign issuers involve certain costs, risks and considerations not typically associated with investments in U.S. issuers. These include: differences in accounting, auditing and financial reporting standards; generally higher commission rates on foreign portfolio transactions; the possibility of nationalization, expropriation or confiscatory taxation; adverse changes in investment or exchange control regulations (which may include suspension of the ability to transfer currency from a country); and political instability which could affect U.S. investments in foreign countries. Additionally, foreign securities, and dividends and interest payable on those securities, may be subject to foreign taxes, including taxes withheld from payments on those securities. Foreign securities often trade with less frequency and volume than domestic securities and, therefore, may exhibit greater price volatility and less liquidity. Additional costs associated with an investment in foreign securities may include higher custodial fees and transaction costs than are typical of U.S. investments, as well as currency conversion costs. Changes in foreign exchange rates also will affect the value of securities denominated or quoted in currencies other than the U.S. dollar. A Fund's objective may be affected either favorably or unfavorably by fluctuations in the relative rates of exchange between the currencies of different nations, by exchange control regulations and by indigenous economic and political developments. A decline in the value of any particular currency against the U.S. dollar will cause a decline in the U.S. dollar value of a Fund's holdings of securities denominated in such currency and, therefore, will cause an overall decline in the Fund's net asset value and any net investment income and capital gains to be distributed in U.S. dollars to shareholders. The rate of exchange between the U.S. dollar and other currencies is determined by several factors including the supply and demand for particular currencies, central bank efforts to support particular currencies, the movement of interest rates, the pace of business activity in certain other countries and the United States, and other economic and financial conditions affecting the world economy.

      Although each Fund values its assets daily in terms of U.S. dollars, the Funds do not intend to convert any holdings of foreign currencies into U.S. dollars on a daily basis. When effected, currency conversion involves costs in the form of a "spread" between the foreign exchange dealer's buying and selling prices.

Forward  Foreign  Currency   Exchange   Transactions  (All  Funds,  except Money
Market Fund)

      Each Fund may enter into forward foreign currency exchange contracts in connection with its investments in foreign securities. A forward foreign currency exchange contract ("forward contract") is an agreement to purchase or sell a specific amount of a particular foreign currency at a specified price on a specified future date. These contracts are traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. A forward contract generally has no deposit requirement, and no commissions are charged at any stage for trades. Closing transactions with respect to forward contracts are effected with the currency trader who is a party to the original forward contract.

      A Fund will enter into a forward contract only for hedging purposes, with respect to specific anticipated portfolio transactions (including receivables and payables) or with respect to portfolio positions denominated in a particular currency. By entering into such a contract, the Fund hopes to protect against, or benefit from, an anticipated change in relevant currency exchange rates. For example, when the Fund anticipates purchasing or selling a security, or receiving a dividend payment, it may enter into a forward contract to set the rate at which the relevant currencies will be exchanged at the time of the transaction. Or, if the Fund anticipates a decline in the value of a currency in which some of its assets are denominated, it may attempt to "lock in" the current more favorable rate by entering into a contract to sell an amount of that currency which approximates the current value of those securities. Each such contract involves some cost to the Fund and requires that the Fund maintain with its custodian a segregated account of liquid assets sufficient to satisfy its obligations under the contract. In the event that the currencies do not move in the direction, or to the extent, or within the time frame, anticipated, the Fund may lose some or all of the protection or benefit hoped for.

Securities Index Futures and Related Options

     A Fund may engage in transactions in options on securities and securities indices, and securities index futures and options on such futures as a proxy for investing in underlying securities in accordance with the Fund's investment policies.

     A Fund may purchase options on securities indices. A securities index (such as the S&P 500) assigns relative values to the securities included in the index and the index fluctuates with the changes in the market values of the securities so included. Options on securities indices are similar to options on securities except that, rather than giving the purchaser the right to take delivery of the securities at a specified price, an option on a securities index gives the purchaser the right to receive cash. The amount of cash is equal to the difference between the closing price of the index and the exercise price of the option, expressed in dollars, times a specified multiple (the "multiplier"). The writer of the option is obligated, in return for the premium received, to make delivery of this amount. Gain or loss with respect to options on securities indices depends on price movements in the stock market generally rather than price movements in individual securities.


     The multiplier for an index option performs a function similar to the unit of trading for a securities option. It determines the total dollar value per contract of each point in the difference between the exercise price of an option and the current level of the underlying index. A multiplier of 100 means that a one-point difference will yield $100. Options on different indices may have different multipliers.


     Because the value of the securities index option depends upon movements in the level of the index rather than the price of a particular security, whether a fund will realize a gain or loss on the purchase of a put or call option on a securities index depends upon movements in the level of prices in the market generally or in an industry or market segment rather than movements in the price of a particular security.


     A securities index futures contract is a bilateral agreement to which two parties agree to take or make delivery of an amount of cash equal to a specified dollar amount times the difference between the index value at the close of the last trading day of the contract and the futures contract price. The value of a unit is the current value of the securities index. For example, the Standard & Poor's Stock Index is composed of 500 selected common stocks, most of which are listed on the New York Stock Exchange. The S&P 500 Index assigns relative weightings to the value of one share of each of these 500 common stocks included in the Index, and the Index fluctuates with changes in the market values of the shares of those common stocks. In the case of the S&P 500 Index, contracts are to buy or sell 500 units. Thus, if the value of the S&P 500 Index Futures were $150, one contract would be worth $75,000 (500 units X $150). Stock index futures contracts specify that no delivery of the actual stocks making up the index will take place. Instead, settlement in cash must occur upon the termination of a contract, with the settlement being the difference between the contract price and the actual level of the stock index at the expiration of the contract. For example, a Fund enters into a futures contract to buy 500 units of the S&P 500 Index at a specified future date at a contract price of $150 and the S&P 500 Index is at $154 on that future date, the Fund will gain $2,000 (500 units X gain of $4). If the Fund enters into a futures contract to sell 500 units of the stock index at a specified future date at a contract price of $150 and the S&P 500 Index is at $154 on that future date, the Fund will lose $2,000 (500 units X loss of $4).

     Options on securities index futures contracts are similar to options on securities except that an option on a securities index futures contract gives the purchaser the right, in return for a premium paid, to assume a position in a securities index futures contract (a long position if the option is a call and a short position if the option is a put), upon deposit of required margin. In the alternative, the purchaser may resell the option, if it has value, or simply let it expire. Upon expiration the purchaser will either realize a gain or the option will expire worthless, depending on the closing price of the index on that day. Thus, the purchaser's risk is limited to the premium paid for the option.


     Successful use of securities index futures contracts and options on such contracts is limited by the fact that the correlation between movements in the price of futures contracts or options on futures contracts and movements in prices of securities in a particular Benchmark may not be perfect.

     A Fund will purchase and sell securities futures contracts and will purchase put and call options on securities index contracts only as a means of obtaining market exposure to securities in its Benchmark. A Fund will not engage in transactions in securities index futures contracts or options on such contracts for speculation and will not write options on securities index futures contracts.

     When purchasing securities index futures contracts, a Fund will be required to post a small initial margin deposit, held in a segregated account with the futures broker selected by the Fund; the remaining portion of the contracts' value will be retained in short-term investments in order to meet variation margin requirements or net redemptions. In the event of net redemptions, the Fund would close out open futures contracts and meet redemptions with cash realized from liquidating short-term investments.


     A Fund will not leverage its portfolio by purchasing an amount of contracts that would increase its exposure to securities market movements beyond the exposure of a portfolio that was 100% invested in those securities.

     A Fund's transactions in futures and related options are subject to limits under rules of the Commodity Futures Trading Commission ("CFTC"). In accordance with those rules, a Fund will not enter into transactions involving futures contracts and options on futures contracts to the extent that, immediately thereafter, the sum of its initial margin deposits on open futures contracts and premiums paid for options on futures contracts, other than contracts entered into for bona fide hedging purposes, as defined by applicable rules of the CFTC, would exceed 5% of the market value of the Fund's total assets.

     Securities index futures contracts by their terms settle at settlement date on a cash basis. In most cases, however, the contracts are "closed out" before the settlement date. Closing out an open futures position is done by taking an opposite position ("buying" a contract which has previously been "sold" or selling a previously purchased contract) in an identical contract to terminate the position.

     Positions in securities index futures contracts may be closed out only on an exchange which provides a secondary market for such futures. There can be no assurance, however, that a liquid secondary market will exist for any particular futures contract at any specified time. Thus, it may not be possible to close out a futures position, which could have an adverse impact on the cash position of a Fund, and which could possibly force the sale of portfolio securities at a time when it may be disadvantageous to do so. In the option of the Funds' management, the risk that a Fund will be unable to close out a futures contract will be minimized by entering only into futures contracts which are traded on national futures exchanges and for which there appears to be a liquid secondary market.

     The risk of loss in trading futures contracts in some strategies can be substantial, due both to the low margin deposits required and to the extremely high degree of leverage involved in futures pricing. As a result, a relatively small price movement in a futures contract may result in immediate and substantial loss (as well as gain) to an investor. Because a Fund will only engage in futures strategies for hedging purposes, the Funds' management does not believe that the Funds will be subject to the risks of substantial loss that may be associated with futures transactions.


Below-Investment Grade Securities (All Funds Except Money Market Fund)

         Although a Fund may not purchase debt obligations rated below Baa by Moody's or BBB by S&P (or, if unrated, deemed of comparable quality by the Adviser and Administrator), a Fund will not necessarily sell securities whose rating falls below Baa or BBB (or, if unrated, whose quality is deemed by the Adviser and Administrator to be below Baa or BBB). However, a Fund may not hold such downgraded securities in an amount in excess of 5% of its net assets.

         Below-investment grade securities (sometimes referred to as "junk bonds") are considered predominantly speculative with respect to their capacity to pay interest and to repay principal. They generally involve a greater risk of default and have more price volatility than securities in higher rating categories. The risk of default can increase with changes in the financial condition of the issuer or with changes in the U.S. economy, such as a recession.


PERFORMANCE INFORMATION

SERV may from time to time  include  figures  indicating a Fund's  yield,  total
return  or  average  annual  total  return  in   advertisements  or  reports  to
shareholders or prospective investors.

                   a.    The Money Market Fund

     From time to time, quotations of the Money Market Fund's yield may be included in advertisements, sales literature or shareholder reports. These yield figures are calculated in the following manner:

     The current yield is the net annualized yield based on a specified 7 calendar-days calculated at simple interest rates. Current yield is calculated by determining the net change, exclusive of capital changes, in the value of a hypothetical pre-existing account having a balance of one share at the beginning of the period, subtracting a hypothetical charge reflecting deductions from shareholder accounts, and dividing such change by the value of the account at the beginning of the base period to obtain the base-period return. The base-period return is then annualized by multiplying it by 365/7; the resultant product equals net annualized current yield. The current yield figure is stated to the nearest hundredth of one percent.

     The effective yield is the net annualized yield for a specified 7 calendar-days assuming a reinvestment in Fund shares of all dividends during the period, i.e., compounding. Effective yield is calculated by using the same base-period return used in the calculation of current yield except that the base-period return is compounded by adding 1, raising the sum to a power equal to 365 divided by 7, and subtracting 1 from the result, according to the following formula:

                 Effective Yield = [(Base Period Return + 1)365/7]-1.

     As described above, current yield and effective yield are based on historical earnings, show the performance of a hypothetical investment and are not intended to indicate future performance. Current yield and effective yield will vary based on changes in market conditions and the level of Fund expenses.

     In connection with communicating its current yield and effective yield to current or prospective shareholders, the Fund also may compare these figures to the performance of other mutual funds tracked by mutual fund rating services or to other unmanaged indices which may assume reinvestment of dividends but generally do not reflect deductions for administrative and management costs.

                   b.    Other Funds

      Average annual total return and total return figures represent the increase (or decrease) in the value of an investment in a Fund over a specified period. Both calculations assume that all income dividends and capital gains distributions during the period are reinvested at net asset value in additional Fund shares. Quotations of the average annual total return reflect the deduction of a proportional share of Fund expenses on an annual basis. The results, which are annualized, represent an average annual compounded rate of return on a hypothetical investment in the Fund over a period of 1, 5 and 10 years ending on the most recent calendar quarter calculated pursuant to the following formula:

            P(1 + T)n = ERV

where P.....=     a hypothetical initial payment of $1,000,
      T.....=     the average annual total return,
      n.....=     the number of years, and
                  ERV = the ending  redeemable  value of a  hypothetical  $1,000 payment made at the beginning of the period.

      Quotations of total return, which are not annualized, represent historical earnings and asset value fluctuations. Total return is based on past performance and is not a guarantee of future results.

      Performance information for the Funds may be compared, in reports and promotional literature, to: (i) the Standard & Poor's 500 Stock Price Index
("S&P 500 Index"), the Dow Jones Industrial Average ("DJIA"), or other appropriate unmanaged indices of performance of various types of investments, so that investors may compare the Fund's results with those of indices widely regarded by investors as representative of the securities markets in general;
(ii) other groups of mutual funds tracked by Lipper Analytical Services, a widely used independent research firm which ranks mutual funds by overall performance, investment objectives, and assets, or tracked by other services, companies, publications, or persons who rank mutual funds on overall performance or other criteria; and (iii) the Consumer Price Index (a measure of inflation) to assess the real rate of return from an investment in a Fund. Unmanaged indices may assume the reinvestment of dividends, but generally do not reflect deductions for administrative and management costs and expenses.

      Performance information for the Funds reflects only the performance of a hypothetical investment in a Fund during the particular time period on which the calculations are based. Performance information should be considered in light of each Fund's investment objectives and policies, the types and quality of the Fund's portfolio investments, market conditions during the particular time period and operating expenses. Such information should not be considered as a representation of a Fund's future performance.

TRUSTEES AND EXECUTIVE OFFICERS

     SERV's Trustee and executive officers are listed below:

     BERNARD J. VAUGHAN (69), Trustee. 113 Bryn Mawr Avenue, Bala Cynwyd, Pennsylvania 19004. Director of other Capstone Funds; formerly Vice President of Fidelity Bank (1979-1993).


     JAMES F. LEARY (67), Director. c/o Search Capital Group, Inc., 600 N. Pearl Street, Suite 2500, Dallas, Texas 75201. President of Sunwestern Management, Inc. (since June 1982) and President of SIF Management (since January 1992), venture capital limited partnership concerns; General Partner of Sunwestern Advisors, L.P., Sunwestern Associates, Sunwestern Associates II, Sunwestern Partners, L.P. and Sunwestern Ventures, Ltd. (venture capital limited partnership entities affiliated with Sunwestern Management, Inc. and SIF Management, Inc.). Director of: other Capstone Funds; Anthem Financial, Inc. (financial services); Associated Materials, Inc. (tire cord, siding and industrial cable manufacturer); The Flagship Group, Inc. (vertical market microcomputer software); Marketing Mercadeo International (public relations and marketing consultants); MaxServ, Inc. (appliance repair database systems); MESBIC Ventures, Inc. (minority enterprise small business investment company); OpenConnect Systems, Inc. (computer networking hardware and software); PhaseOut of America, Inc. (smoking cessation products); and Search Capital Group, Inc. (financial services).

     JOHN R. PARKER (51), Director. 541 Shaw Hill, Stowe, Vermont 05672. Consultant and private investor (since 1990); Director of Nova Natural Resources (oil, gas, minerals); Director of other Capstone Funds; formerly Senior Vice President of McRae Capital Management, Inc. (1991-1995); and registered representative of Rickel & Associates (1988-1991).


     *EDWARD L. JAROSKI (51), President. 5847 San Felipe, Suite 4100, Houston, Texas 77057. President (since 1992) and Director (since 1987) of the Capstone Asset Management Company; President and Director of Capstone Asset Planning Company and Capstone Financial Services, Inc. (since 1987); Director/Trustee and Officer of other Capstone Funds.


     DAN E. WATSON (49), Executive Vice President. 5847 San Felipe, Suite 4100, Houston, Texas 77057. Chairman of the Board (since 1992) and Director of
Capstone Asset Management Company (since 1987); Chairman of the Board and Director of Capstone Asset Planning Company and Capstone Financial Services, Inc. (since 1987); Officer of other Capstone Funds.


     LINDA G. GIUFFRE (36), Secretary/Treasurer. 5847 San Felipe, Suite 4100, Houston, Texas 77057. Vice President and Secretary and Treasurer of Capstone Financial Services, Inc., Capstone Asset Management Company and Capstone Planning Company; Officer of other Capstone Funds.

     The Trustee is entitled to $250 per fund for each Board meeting attended, and is paid a $1,000 annual retainer by SERV. The Trustee and officers of SERV are also reimbursed for expenses incurred in attending meetings of the Board of Trustees.

     The following table represents the projected compensation to be received by the indepdendent trustee during fiscal 1998 from Capstone Funds complex.

                                              Compensation Table

                                     Aggregate                Pension or         Estimated Annual      Total Compensation From
                                    Compensation         Retirement Benefits       Benefits Upon     Registrant and Fund Complex
Name of Person, Position           From Registrant*   Accrued as Part of Fund        Retirement           Paid to Trustees

Bernard J. Vaughan, Trustee           $4,000                     $0                     $0                   $15,500**

James F. Leary, Trustee               $4,000                     $0                     $0                   $15,000**

John Parker, Trustee                  $4,000                     $0                     $0                   $14,500**

_______________

 *  Trust does not pay deferred compensation.
**  Director of Capstone Fixed Income Series, Inc.; Trustee of Capstone
    International Series Trust; Director of Capstone Growth Fund, Inc.



INVESTMENT ADVISORY AGREEMENT

     Pursuant  to  the  terms  of  an  investment   advisory   agreement   dated
October 1, 1998 (the "Advisory Agreement"), SERV employs Capstone Asset Management Company (the "Adviser and Administrator") to furnish investment advisory services. The Adviser and Administrator is a wholly-owned subsidiary of Capstone Financial Services, Inc.


     For its services, the Adviser and Administrator receives investment advisory fees monthly, in arrears, from each Fund at the following annual rates. The indicated rate for the Money Market Fund is based on the average daily net assets of that Fund. The fee rates indicated for the other five Funds are applied to the aggregate average daily net assets of those Funds, as a group, and the resulting total fees are pro rated among those Funds based on their relative net assets.


             Name of Fund                  Annual Fee rate as a percentage of
                                           average daily  net assets

        Money Market Fund                       0.10%

        Aggregate assets of Short-Term          0.15% of the first $500 million
        Bond Fund, Bond Fund, Large Cap         0.10% of the nest $250  million
        Equity Fund, Small Cap Equity           0.075% of the next $250 million
        Fund, International Fund                0.05% of assets over $1 billion


     Pursuant to the Advisory Agreement, the Adviser and Administrator pays the compensation and expenses of all of its directors, officers and employees who serve as officers and executive employees of SERV (including SERV's share of payroll taxes), except expenses of travel to attend meetings of SERV's Board of Trustees or committees or advisers to the Board. The Adviser and Administrator also agrees to make available, without expense to SERV, the services of its directors, officers and employees who serve as officers of SERV.

     The Advisory Agreement provides that the Adviser and Administrator shall not be liable for any error of judgment or of law, or for any loss suffered by a Fund in connection with the matters to which the agreement relates except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Adviser and Administrator in the performance of its obligations and duties, or by reason of its reckless disregard of its obligations and duties under the Advisory Agreement.

     The Advisory Agreement will remain in effect for an initial two year period and thereafter from year to year provided its renewal in each case and as to each Fund is specifically approved (a) by SERV's Board of Trustees or, as to each Fund, by vote of a majority of the Fund's outstanding voting securities, and (b) by the affirmative vote of a majority of the Trustees who are not parties to the agreement or interested persons of any such party, by votes cast in person at a meeting called for such purpose. The Advisory Agreement may be terminated (a) at any time without penalty by SERV upon the vote of a majority of the Trustees or, as to a Fund, by vote of the majority of that Fund's outstanding voting securities, upon 60 days' written notice to the Adviser and Administrator or (b) by the Adviser and Administrator at any time without penalty, upon 90 days' written notice to SERV. The Advisory Agreement will also terminate automatically in the event of its assignment (as defined in the 1940
Act).


ADVISORY COMMITTEE AND CONSULTANT

     The Board of Trustees may from time to time appoint an advisory committee ("Advisory Committee") to consult with and make recommendations to the Trustees regarding the application of social, ethical and religious values principles in selecting investments for the Funds, as well as on other matters regarding the structure, philosophy and operations of the Funds. Members of the Advisory Committee, when and if appointed, will not compensated for their services, although they will be reimbursed by the Trust for expenses of attendance at Trust-related meetings. The Advisory Committee is expected to consist of members selected by the Board of Trustees on the basis of their qualifications to provide this type of advice to the Board. Additionally, the Board has retained Madison Portfolio Consultants, 400 Madison Avenue, Suite 810, New York, New York, 10017 ("Madison") to serve as an independent source of expertise and education for any Advisory Committee and for the Board regarding (a) the general design and operation of the Funds, (b) the performance of the Adviser and Administrator and of other service providers to the Funds and (c) economic and other developments relevant to the operations of the Funds. Neither the Board of Trustees nor the Adviser and Administrator are obliged to accept the recommendations of any Advisory Committee or Madison. For its services, Madison receives a fee (subject to an annual minimum of $50,000) based on the aggregate net assets of SERV, payable quarterly at an annual rate equal to .025% of the Funds' average daily net assets up to $200,000,000, .01% of the next $200,000,000 of such assets, .005% of the next $600,000,000 of such assets, and an amount to be negotiated for assets in excess of $1 billion.


ADMINISTRATION AGREEMENT

     Pursuant to an Administration Agreement dated October 1, 1998 between SERV and Capstone Asset Management Company, the Adviser and Administrator supervises all aspects of the Funds' operations. It oversees the performance of administrative and professional services to the Funds by others; provides office facilities; prepares reports to stockholders and the Securities and Exchange Commission; and provides personnel for supervisory, administrative and clerical functions. Except as noted below, the costs of these services are borne by the Adviser and Administrator. For these services, the Funds will pay to the Adviser and Administrator a fee, calculated daily and payable monthly in arrears, equal to an annual rate of 0.05% of each Fund's average net assets.


     SERV pays all of its expenses not borne by the Adviser and Administrator pursuant to the Administration Agreement including such expenses as (i) advisory and administrative fees, (ii) fees under the Service and Distribution Plan (see "Distributor"), (iii) fees for legal, auditing, transfer agent, dividend disbursing, and custodian services, (iv) the expenses of issue, repurchase, or redemption of shares, (v) interest, taxes and brokerage commissions, (vi) membership dues in the Investment Company Institute allocable to SERV, (vii) the cost of reports and notices to shareholders, and (viii) fees to Trustees and salaries of any officers or employees who are not affiliated with the Adviser and Administrator, if any.

      The Administration Agreement will remain in effect for an initial two-year period and will continue thereafter until terminated by either party.

DISTRIBUTOR

     Capstone Asset Planning Company (the "Distributor") acts as the principal underwriter of the Funds' shares pursuant to a written agreement with SERV dated October 1, 1998 (the "Distribution Agreement"). The Distributor has the exclusive right (except for distributions of shares directly by SERV) to distribute shares of the Funds in a continuous offering through affiliated and unaffiliated dealers. The Distributor's obligation is an agency or "best efforts" arrangement under which the Distributor is required to take and pay for only such Fund shares as may be sold to the public. The Distributor is not obligated to sell any stated number of shares. Except to the extent otherwise permitted by the Service and Distribution Plan (see below), the Distributor bears the cost of printing (but not typesetting) prospectuses used in connection with this offering and the cost and expense of supplemental sales literature, promotion and advertising.


     The Distribution Agreement shall continue for an initial two-year term and is renewable from year to year if approved in each case as to each Fund (a) by SERV's Board of Trustees or, with respect to a Fund, by a vote of a majority of the Fund's outstanding voting securities and (b) by the affirmative vote of a majority of Trustees who are not parties to the Distribution Agreement or interested persons of any party, by votes cast in person at a meeting called for such purpose. The Distribution Agreement provides that it will terminate if assigned, and that it may be terminated without penalty by either party on 60 days' written notice.

     SERV has adopted a Service and Distribution Plan (the "Plan") pursuant to Rule 12b-1 of the Investment Company Act of 1940 for the Funds' Class A shares which permits Class A shares of each Fund to make payments to the Distributor in connection with the distribution of its Class A shares and provision of certain services to Class A shareholders. Rule 12b-1 requires that SERV's Plan and related agreements have been approved by a vote of SERV's Board of Trustees, and by a vote of the Trustees who are not "interested persons" of SERV as defined under the 1940 Act and have no direct or indirect interest in the operation of the Plan or any agreements related to the Plan (the "Plan Trustees"). Such actions were taken by SERV's Board of Trustees at a meeting held September 16, 1998.

     As required by Rule 12b-1, the Trustees will review quarterly reports prepared by the Distributor on the amounts expended and the purposes for the expenditures. The Plan and related agreements may be terminated at any time by a vote of the Plan Trustees or, as to a Fund, by vote of a majority of the Fund's outstanding voting securities. As required by Rule 12b-1, selection and nomination of disinterested Trustees for SERV is committed to the discretion of the Trustees who are not "interested persons" as defined under the 1940 Act.

      Any change in the Plan that would materially increase the distribution expenses to be paid requires approval by shareholders of Class A shares of each affected Fund, but otherwise, the Plan may be amended by the Trustees, including a majority of the Plan Trustees.

      The Plan will continue in effect for successive one year periods provided that such continuance is specifically approved by a majority of the Trustees, including a majority of the Plan Trustees. In compliance with the Rule, the Trustee, in connection with the adoption of the Plan, requested and evaluated information they thought necessary to make an informed determination of whether the Plan and related agreements should be implemented, and concluded, in the exercise of reasonable business judgment and in light of their fiduciary duties, that there is a reasonable likelihood that the Plan and related agreements will benefit the Funds and their shareholders.

OTHER SERVICES

     Under the Administration Agreement, SERV bears the cost of the Funds' accounting services, which includes maintaining the financial books and records of the Funds and calculating daily net asset value. Declaration Service Company, of Conshohocken, Pennsylvania, performs accounting, bookkeeping and pricing services for SERV. For these services, Declaration Service Company receives a monthly fee from SERV.

PORTFOLIO TRANSACTIONS AND BROKERAGE

     The Adviser and Administrator is responsible for decisions to buy and sell securities for each Fund and for the placement of its portfolio business and the negotiation of the commissions paid on such transactions. It is the policy of the Adviser and Administrator to seek the best security price available with respect to each transaction. In over-the-counter transactions, orders are placed directly with a principal market maker unless it is believed that a better price and execution can be obtained by using a broker. The Adviser and Administrator seeks the best security price at the most favorable commission rate. In selecting dealers and in negotiating commissions, the Adviser and Administrator considers the firm's reliability, the quality of its execution services on a continuing basis and its financial condition. When more than one firm are believed to meet these criteria, preference may be given to firms which also provide research services to the Funds or the Adviser and Administrator. In addition, the Adviser and Administrator may cause a Fund to pay a broker that provides brokerage and research services a commission in excess of the amount another broker might have charged for effecting a securities transaction. Such higher commission may be paid if the Adviser and Administrator determines in good faith that the amount paid is reasonable in relation to the services received in terms of the particular transaction or the Adviser and
Administrator's overall responsibilities to the Fund and the Adviser and Administrator's other clients. Such research services must provide lawful and appropriate assistance to the Adviser and Administrator in the performance of its investment decision-making responsibilities and may include advice, both directly and in writing, as to the value of the securities, the advisability of investing in, purchasing or selling securities, and the availability of securities, or purchasers or sellers of securities, as well as furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy and the performance of accounts.

     From time to time, the Adviser and Administrator may effect securities transactions through Capstone Asset Planning Company ("CAPCO"), TradeStar Investments, Inc. and Williams MacKay Jordan & Co., Inc. ("WMJ"), broker-dealer affiliates of the Adviser and Administrator. WMJ is deemed to be an affiliated broker since one of the owners of that firm serves as a director of Capstone Financial Services, Inc., the parent company of the Adviser and Administrator and CAPCO.

     Consistent with the Rules of Fair Practice of the National Association of Securities Dealers, Inc. and subject to seeking best execution and such other policies as the Board of Trustees may determine, the Adviser and Administrator may consider sales of shares of the Funds as a factor in the selection of dealers to execute portfolio transactions for the Funds.

     The Adviser and Administrator places portfolio transactions for other advisory accounts including other investment companies. Research services furnished by firms through which a Fund effects its securities transactions may be used by the Adviser and Administrator in servicing all of its accounts; not all of such services may be used by the Adviser and Administrator in connection with the Fund. In the opinion of the Adviser and Administrator, the benefits from research services to each of the accounts (including the Funds) managed by the Adviser and Administrator cannot be measured separately.

     The Adviser and Administrator seeks to allocate portfolio transactions equitably whenever concurrent decisions are made to purchase or sell securities by a Fund and another advisory account. In some cases, this procedure could have an adverse effect on the price or the amount of securities available to the Fund. In making such allocations among the Fund and other advisory accounts, the main factors considered by the Adviser and Administrator are the respective investment objectives, the relative size of portfolio holdings of the same or comparable securities, the availability of cash for investment, the size of investment commitments generally held, and opinions of the persons responsible for recommending the investment.

DETERMINATION OF NET ASSET VALUE

      The net asset value per share of each Fund is computed daily, Monday through Friday, as of the close of regular trading on the New York Stock Exchange, which is currently 4:00 p.m. Eastern Time, except that the net asset value will not be computed on the following holidays: New Year's Day, Martin Luther King's Birthday, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.

a)   Money Market Fund

     The valuation of the Money Market Fund's portfolio securities is based upon their amortized cost which does not take into account unrealized securities gains or losses. This method involves initially valuing an instrument at its cost and thereafter amortizing to maturity any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Fund would receive if it sold the instrument. During periods of declining interest rates, the quoted yield on shares of the Fund may tend to be higher than a like computation made by a fund with identical investments utilizing a method of valuation based upon market prices and estimates of market prices for all of its portfolio instruments. The converse would apply in a period of rising interest rates. Other securities and assets for which market quotations are not readily available are valued in good faith at fair value using methods determined by the Trustees and applied on a consistent basis. For example, securities with remaining maturities of more than 60 days for which market quotations are not readily available are valued on the basis of market quotations for securities of comparable maturity, quality and type. The Trustees review the valuation of the Fund's securities through receipt of regular reports from the Adviser and Administrator at each regular Trustees' meeting.

b)   The Other Funds

     The net asset value of each of the other Funds' shares is computed by dividing the value of all securities plus other assets, less liabilities, by the number of shares outstanding, and adjusting to the nearest cent per share. Such computation is made by (i) valuing securities listed on an exchange or quoted on the NASDAQ national market system at the last reported sale price, or if there has been no sale that day at the mean between the last reported bid and asked prices, (ii) valuing other securities at the mean between the last reported bid and asked prices and (iii) valuing any securities for which market quotations are not readily available and any other assets at fair value as determined in good faith by the Board of Trustees.

     However, debt securities (other than short-term obligations) including listed issues, are valued on the basis of valuations furnished by a pricing service which utilizes electronic data processing techniques to determine valuations for normal institutional size trading units of debt securities, without exclusive reliance upon exchange or over-the-counter prices. Short-term obligations are valued at amortized cost.

HOW TO BUY AND REDEEM SHARES

      Shares of each Fund are sold in a continuous offering without a sales charge and may be purchased on any business day through authorized dealers, including Capstone Asset Planning Company. Certain broker-dealers assist their clients in the purchase of shares from the Distributor and may charge a fee for this service in addition to a Fund's net asset value.

     Shares will be credited to a shareholder's account at the net asset value next computed after an order is received by the Distributor. Initial purchases of Class A shares must be at least $200; however, this requirement may be waived by the Distributor for plans involving continuing investments. There is no minimum for subsequent purchases of shares. The minimum initial investment for Class C shares is $50,000, with a $1,000 minimum required for subsequent purchases, except for that Charitable Trusts or Grantor Trusts for which a charitable organization serves as trustee. The minimum investment is $5,000. No stock certificates representing shares purchased will be issued. SERV's management reserves the right to reject any purchase order if, in its opinion, it is in SERV's best interest to do so. See "Purchasing Shares" in the Prospectus.

     Generally, shareholders may require the Fund to redeem their shares by sending a written request, signed by the record owner(s), to Capstone Social Ethics and Religious Values Fund, c/o Declaration Service Company, 555 North Lane, Suite 6160, Conshohocken, PA 19428. In addition, certain expedited redemption methods are available. See "Redemption and Repurchase of Shares" in the Prospectus.

DIVIDENDS AND DISTRIBUTIONS

      Each Fund's policy is to distribute each year to shareholders substantially all of its investment company taxable income (which includes, among other items, dividends, interest and the excess of net short-term capital gains over net long-term capital losses). Each Fund intends similarly to distribute to shareholders at least annually any net realized capital gains (the excess of net long-term capital gains over net short-term capital losses). The Money Market Fund intends to declare such amounts as dividends daily and to pay such amounts as dividends monthly. The other Funds intend to declare and pay such amounts as dividends quarterly. All dividends and capital gain distributions are reinvested in shares of the particular Fund at net asset value without sales commission, except that any shareholder may otherwise instruct the Transfer Agent in writing and receive cash. Shareholders are informed as to the sources of distributions at the time of payment. Except with respect to the Money Market Fund, any dividend or distribution paid shortly after a purchase of shares by an investor will have the effect of reducing the per share net asset value of his shares by the amount of the dividend or distribution. All or a portion of any such dividend or distribution, although in effect a return of capital, may be taxable, as set forth below.

TAXES

      Set forth below is a discussion of certain U.S. federal income tax issues concerning the Funds and the purchase, ownership, and disposition of Fund shares. This discussion does not purport to be complete or to deal with all aspects of federal income taxation that may be relevant to shareholders in light of their particular circumstances. This discussion is based upon present provisions of the Internal Revenue Code of 1986, as amended (the "Code"), the regulations promulgated thereunder, and judicial and administrative ruling authorities, all of which are subject to change, which change may be retroactive. Prospective investors should consult their own tax advisors with regard to the federal tax consequences of the purchase, ownership, or disposition of Fund shares, as well as the tax consequences arising under the laws of any state, foreign country, or other taxing jurisdiction.

      Each Fund intends to be taxed as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). Accordingly, each Fund generally must, among other things, (a) derive in each taxable year at least 90% of its gross income from dividends, interest, payments with respect to certain securities loans, and gains from the sale or other disposition of stock, securities or foreign currencies, or other income derived with respect to its business of investing in such stock, securities or currencies; and (b) diversify its holdings so that, at the end of each fiscal quarter, (i) at least 50% of the value of the Fund's total assets is represented by cash and cash items, U.S. Government securities, the securities of other regulated investment companies and other securities, with such other securities limited, in respect of any one issuer, to an amount not greater than 5% of the value of the Fund's total assets and 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its total assets is invested in the securities of any one issuer (other than U.S. Government securities and the securities of other regulated investment companies).

      As a regulated investment company, a Fund generally is not subject to U.S. federal income tax on income and gains that it distributes to shareholders, if at least 90% of the Fund's investment company taxable income (which includes, among other items, dividends, interest and the excess of any net short-term capital gains over net long-term capital losses) for the taxable year is distributed. Each Fund intends to distribute substantially all of such income. Amounts not distributed on a timely basis in accordance with a calendar year distribution requirement are subject to a nondeductible 4% excise tax at the Fund level. To avoid the tax, each Fund must distribute during each calendar year an amount equal to the sum of (1) at least 98% of its ordinary income (not taking into account any capital gains or losses) for the calendar year, (2) at least 98% of its capital gains in excess of its capital losses (adjusted for certain ordinary losses) for a one-year period generally ending on October 31 of the calendar year, and (3) all ordinary income and capital gains for previous years that were not distributed during such years. To avoid application of the excise tax, the Funds intend to make distributions in accordance with the calendar year distribution requirement. A distribution will be treated as paid on December 31 of a calendar year if it is declared by the Fund in October, November or December of that year with a record date in such a month and paid by the Fund during January of the following year. Such distributions will be taxable to shareholders in the calendar year in which the distributions are declared, rather than the calendar year in which the distributions are received.

     SERV is organized as a Massachusetts business trust and, under current law, is not liable for any income or franchise tax in the Commonwealth of Massachusetts, provided that each of the Funds qualifies as a regulated investment company for purposes of Massachusetts law.

Market Discount

      If a Fund purchases a debt security at a price lower than the stated redemption price of such debt security, the excess of the stated redemption price over the purchase price is "market discount". If the amount of market discount is more than a de minimis amount, a portion of such market discount must be included as ordinary income (not capital gain) by the Fund in each taxable year in which the Fund owns an interest in such debt security and receives a principal payment on it. In particular, the Fund will be required to allocate that principal payment first to the portion of the market discount on the debt security that has accrued but has not previously been includable in income. In general, the amount of market discount that must be included for each period is equal to the lesser of (i) the amount of market discount accruing during such period (plus any accrued market discount for prior periods not previously taken into account) or (ii) the amount of the principal payment with respect to such period. Generally, market discount accrues on a daily basis for each day the debt security is held by a Fund at a constant rate over the time remaining to the debt security's maturity or, at the election of the Fund, at a constant yield to maturity which takes into account the semi-annual compounding of interest. Gain realized on the disposition of a market discount obligation must be recognized as ordinary interest income (not capital gain) to the extent of the "accrued market discount."

Original Issue Discount

      Certain debt securities acquired by the Funds may be treated as debt securities that were originally issued at a discount. Very generally, original issue discount is defined as the difference between the price at which a security was issued and its stated redemption price at maturity. Although no cash income on account of such discount is actually received by a Fund, original issue discount that accrues on a debt security in a given year generally is treated for federal income tax purposes as interest and, therefore, such income would be subject to the distribution requirements applicable to regulated investment companies.

      Some debt securities may be purchased by the Funds at a discount that exceeds the original issue discount on such debt securities, if any. This additional discount represents market discount for federal income tax purposes (see above).

Options, Futures and Forward Contracts

      Any regulated futures contracts and certain options (namely, nonequity options and dealer equity options) in which a Fund may invest may be "section 1256 contracts." Gains (or losses) on these contracts generally are considered to be 60% long-term and 40% short-term capital gains or losses. Also, section 1256 contracts held by a Fund at the end of each taxable year (and on certain other dates prescribed in the Code) are "marked to market" with the result that unrealized gains or losses are treated as though they were realized.

      Transactions in options, futures and forward contracts undertaken by the Funds may result in "straddles" for federal income tax purposes. The straddle rules may affect the character of gains (or losses) realized by a Fund, and losses realized by the Fund on positions that are part of a straddle may be deferred under the straddle rules, rather than being taken into account in calculating the taxable income for the taxable year in which the losses are realized. In addition, certain carrying charges (including interest expense) associated with positions in a straddle may be required to be capitalized rather than deducted currently. Certain elections that a Fund may make with respect to its straddle positions may also affect the amount, character and timing of the recognition of gains or losses from the affected positions.

      Because only a few regulations implementing the straddle rules have been promulgated, the consequences of such transactions to the Funds are not entirely clear. The straddle rules may increase the amount of short-term capital gain realized by a Fund, which is taxed as ordinary income when distributed to shareholders. Because application of the straddle rules may affect the character of gains or losses, defer losses and/or accelerate the recognition of gains or losses from the affected straddle positions, the amount which must be distributed to shareholders as ordinary income or long-term capital gain may be increased or decreased substantially as compared to a fund that did not engage in such transactions.

Constructive Sales

      Recently enacted rules may affect the timing and character of gain if a Fund engages in transactions that reduce or eliminate its risk of loss with respect to appreciated financial positions. If a Fund enters into certain transactions in property while holding substantially identical property, the Fund would be treated as if it had sold and immediately repurchased the property and would be taxed on any gain (but not loss) from the constructive sale. The character of gain from a constructive sale would depend upon the Fund's holding period in the property. Loss from a constructive sale would be recognized when the property was subsequently disposed of, and its character would depend on the Fund's holding period and the application of various loss deferral provisions of the Code.

Currency Fluctuations - Section 988 Gains or Losses

      Gains or losses attributable to fluctuations in exchange rates which occur between the time a Fund accrues income or other receivables or accrues expenses or other liabilities denominated in a foreign currency and the time the Fund actually collects such receivables or pays such liabilities generally are treated as ordinary income or ordinary loss. Similarly, on disposition of some investments, including debt securities and certain forward contracts denominated in a foreign currency, gains or losses attributable to fluctuations in the value of the foreign currency between the acquisition and disposition of the position also are treated as ordinary gain or loss. These gains and losses, referred to under the Code as "section 988" gains or losses, increase or decrease the amount of a Fund's investment company taxable income available to be distributed to its shareholders as ordinary income. If section 988 losses exceed other investment company taxable income during a taxable year, a Fund would not be able to make any ordinary dividend distributions, or distributions made before the losses were realized would be recharacterized as a return of capital to shareholders, rather than as an ordinary dividend, reducing each shareholder's basis in his or her Fund shares.

Passive Foreign Investment Companies

      The Funds may invest in shares of foreign corporations that may be classified under the Code as passive foreign investment companies ("PFICs"). In general, a foreign corporation is classified as a PFIC if at least one-half of its assets constitute investment-type assets, or 75% or more of its gross income is investment-type income. If a Fund receives a so-called "excess distribution" with respect to PFIC stock, the Fund itself may be subject to a tax on a portion of the excess distribution, whether or not the corresponding income is distributed by the Fund to shareholders. In general, under the PFIC rules, an excess distribution is treated as having been realized ratably over the period during which the Fund held the PFIC shares. Each Fund will itself be subject to tax on the portion, if any, of an excess distribution that is so allocated to prior Fund taxable years and an interest factor will be added to the tax, as if the tax had been payable in such prior taxable years. Certain distributions from a PFIC as well as gain from the sale of PFIC shares are treated as excess distributions. Excess distributions are characterized as ordinary income even though, absent application of the PFIC rules, certain excess distributions might have been classified as capital gain.

      The Funds may be eligible to elect alternative tax treatment with respect to PFIC shares. Under an election that currently is available in some circumstances, a Fund generally would be required to include in its gross income its share of the earnings of a PFIC on a current basis, regardless of whether distributions were received from the PFIC in a given year. If this election were made, the special rules, discussed above, relating to the taxation of excess distributions, would not apply. In addition, another election would involve marking to market the Fund's PFIC shares at the end of each taxable year, with the result that unrealized gains would be treated as though they were realized and reported as ordinary income. Any mark-to-market losses and any loss from an actual disposition of Fund shares would be deductible as ordinary losses to the extent of any net mark-to-market gains included in income in prior years.

Distributions

      Distributions of investment company taxable income are taxable to a U.S. shareholder as ordinary income, whether paid in cash or shares. Dividends paid by a Fund to a corporate shareholder, to the extent such dividends are attributable to dividends received by the Fund from U.S. corporations, may, subject to limitation, be eligible for the dividends received deduction. However, the alternative minimum tax applicable to corporations may reduce the value of the dividends received deduction.

      The excess of net long-term capital gains over the short-term capital losses realized and distributed by a Fund, whether paid in cash or reinvested in Fund shares, will generally be taxable to shareholders as either "20% Gain" or "28% Gain," depending upon the Fund's holding period for the assets sold. "20% Gains" arise from sales of assets held by a Fund for more than 18 months and are subject to a maximum tax rate of 20%; "28% Gains" arise from sales of assets held by a Fund for more than one year but no more than 18 months and are subject to a maximum tax rate of 28%. Net capital gains from assets held for one year or less will be taxed as ordinary income. Distributions will be subject to these capital gains rates regardless of how long a shareholder has held Fund shares.

      Shareholders will be notified annually as to the U.S. federal tax status of distributions, and shareholders receiving distributions in the form of newly issued shares will receive a report as to the net asset value of the shares received.

      If the net asset value of shares is reduced below a shareholder's cost as a result of a distribution by a Fund, such distribution generally will be taxable even though it represents a return of invested capital. Investors should be careful to consider the tax implications of buying shares of a Fund just prior to a distribution. The price of shares purchased at this time will include the amount of the forthcoming distribution, but the distribution will generally be taxable to the shareholder.

      If a Fund retains its net capital gains, although there are no plans to do so, the Fund may elect to treat such amounts as having been distributed to shareholders. As a result, the shareholders would be subject to tax on undistributed capital gain, would be able to claim their proportionate share of the federal income taxes paid by the Fund on such gain as a credit against their own federal income tax liabilities, and would be entitled to an increase in the basis of their Fund shares.

Disposition of Shares

      Upon a redemption, sale or exchange of shares of a Fund, a shareholder will realize a taxable gain or loss depending upon his or her basis in the shares. A gain or loss will be treated as capital gain or loss if the shares are capital assets in the shareholder's hands, and the rate of tax will depend upon the shareholder's holding period for the shares. Any loss realized on a redemption, sale or exchange will be disallowed to the extent the shares disposed of are replaced (including through reinvestment of dividends) within a period of 61 days, beginning 30 days before and ending 30 days after the shares are disposed of. In such a case the basis of the shares acquired will be adjusted to reflect the disallowed loss. If a shareholder holds Fund shares for six months or less and during that period receives a distribution taxable to the shareholder as long-term capital gain, any loss realized on the sale of such shares during such six-month period would be a long-term loss to the extent of such distribution.

Backup Withholding

      Each Fund generally will be required to withhold federal income tax at a rate of 31% ("backup withholding") from dividends paid, capital gain distributions, and redemption proceeds to shareholders if (1) the shareholder fails to furnish the Fund with the shareholder's correct taxpayer identification number or social security number, (2) the IRS notifies the shareholder or the Fund that the shareholder has failed to report properly certain interest and dividend income to the IRS and to respond to notices to that effect, or (3) when required to do so, the shareholder fails to certify that he or she is not subject to backup withholding. Any amounts withheld may be credited against the shareholder's federal income tax liability.

Other Taxation

     Distributions may be subject to additional state, local and foreign taxes, depending on each shareholder's particular situation. Non-U.S. shareholders may be subject to U.S. tax rules that differ significantly from those summarized above, including the likelihood that ordinary income dividends to them would be subject to withholding of U.S. tax at a rate of 30% (or a lower treaty rate, if applicable).

OTHER INFORMATION

      Custody of Assets. All securities owned by the Funds and all cash, including proceeds from the sale of shares of the Funds and of securities in the Funds' investment portfolio, are held by The Fifth Third Bank, 38 Fountain Square, Cincinnati, Ohio 45263, as custodian.

     Shareholder Reports. Semi-annual statements are furnished to shareholders, and annually such statements are audited by the independent accountants.

     Independent Accountants. Briggs, Bunting & Dougherty, LLP, Two Logan Square, Suite 2121, Philadelphia, Pennsylvania 19103-4901, the independent accountants for SERV, performs annual audits of each Fund's financial statements.

     Legal Counsel. Dechert Price & Rhoads, 1775 Eye Street, N.W., Washington, DC 20006, is legal counsel to SERV.

             REPORT OF INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS



To the Shareholders and Board of Trustees of Capstone Social Ethics and Religious Values Fund
Houston, Texas


We have audited the accompanying statement of assets and liabilities of the Large Cap Equity Fund (one of the funds constituting the Capstone Social Ethics and Religious Values Fund) as of September 28, 1998. This financial statement is the responsibility of the Fund's management. Our responsibility is to express an opinion on this financial statement based on our audit.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the statement of assets and liabilities is free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the statement of assets and liabilities. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe our audit provides a reasonable basis for our opinion.

In our opinion, the statement of assets and liabilities referred to above presents fairly, in all material respects, the financial position of the Large Cap Equity Fund of the Capstone Social Ethics and Religious Values Fund as of September 28, 1998 in conformity with generally accepted accounting principles.




                                        BRIGGS, BUNTING & DOUGHERTY, LLP


Philadelphia, Pennsylvania
September 28, 1998

THE LARGE CAP EQUITY FUND

STATEMENT OF ASSETS AND LIABILITIES

September 28, 1998


ASSETS
   Cash                                                            $100,050

LIABILITIES                                                            -

NET ASSETS                                                         $100,050


Net assets consist of:
   Paid-in capital                                                 $100,050


Net asset value:
   Class A - based on net assets of $25
     and 1 share outstanding                                         $25.00
                                                                     ======

   Class C - based on net assets of $100,025
     and 4,001 shares outstanding                                    $25.00
                                                                     ======


See notes to statement of assets and liabilities

THE LARGE CAP EQUITY FUND

NOTES TO STATEMENT OF ASSETS AND LIABILITIES

September 28, 1998


(1) ORGANIZATION

    The Capstone Social Ethics and Religious Values Fund (the "Trust") was organized as a Massachusetts business trust on April 13, 1998 and is registered under the Investment Company Act of 1940 (the "1940 Act") as a diversified open-end management investment company. The Trust currently consists of six diversified series: The Large Cap Equity Fund (the "Fund"), Small Cap Equity Fund, International Fund, Money Market Fund, Short-Term Bond Fund and the Bond Fund. Between the date of organization and September 28, 1998, the Fund had no operations other than those relating to organizational matters and the sale of 1 Class A share and 1 Class C share to Capstone Asset Management Company ("Capstone"), the Trust's adviser and administrator for $50, and the sale of 4,000 Class C shares to another shareholder for $100,000.

    The Trust is authorized to issue an unlimited number of shares of beneficial interest of $.01 par value. The Fund currently offers two Classes of shares ("Class A" and "Class C"). Each Class of shares has equal rights as to earnings, assets and voting privileges, except that each Class bears different distribution expenses. Each Class of shares has exclusive voting rights with respect to matters that affect just that Class. Income, expenses (other than expenses attributable to a specific Class) and realized and unrealized gains or losses on investments are allocated to each Class of shares based on its relative net assets.


(2) SIGNIFICANT ACCOUNTING POLICIES

    The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statement.

      A. FEDERAL INCOME TAXES

         It is the policy of the Fund to comply with the requirements of Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders in a manner which results in no tax to the Fund. Therefore, no federal income or excise tax provision is required.

      B. ORGANIZATION EXPENSES

         Capstone has agreed to bear all of the costs incurred in connection with the organization and registration of the Trust's shares.

      C. USE OF ESTIMATES

         In preparing financial statements in accordance with generally accepted accounting principles, management is required to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements. Actual results could differ from those estimates.

THE LARGE CAP EQUITY FUND

September 28, 1998


(3) INVESTMENT ADVISER AND ADMINISTRATOR

    Capstone serves as the Fund's adviser and administrator. Pursuant to the terms of the Investment Advisory Agreement, Capstone shall have full discretion to manage the assets of the Fund in accordance with its investment objective. As compensation for its services Capstone receives, on a monthly basis, an investment advisory fee calculated at the annual rate of 0.15% on the first $500 million of the collective average daily net assets of each series of the Trust. The fee is reduced on average daily net assets in excess of $500 million.

    Pursuant to the terms of the Administration Agreement, Capstone will supervise the Fund's daily business affairs, coordinate the activities of persons providing services to the Fund, and furnish office space and equipment to the Fund. As compensation for its services Capstone receives a monthly fee calculated at the annual rate of 0.05% of the Fund's average daily net assets.


(4) DISTRIBUTION PLAN AND OTHER TRANSACTIONS WITH AFFILIATES

    Capstone Asset Planning Company (the "Distributor") serves as the Fund's principal underwriter pursuant to a Distribution Agreement.
    The Distributor is an affiliate of Capstone.

    The Class A shares of the Fund have adopted a Service and Distribution Plan (the "Plan") pursuant to Rule 12(b)-1 under the 1940 Act. The Plan provides that the Class A shares will make payments to the Distributor to compensate the Distributor for expenditures incurred by it in connection with the distribution of Class A shares and for the provision of certain stockholder services including but not limited to the payment of compensation to security dealers and other financial organizations to obtain various distribution related and/or administrative services for the Fund. As compensation for its services the Distributor receives a monthly fee calculated at the annual rate of 0.25% of the average daily net asset value of the Class A shares.

    Certain officers of the Trust are also officers of Capstone and the Distributor.

                CAPSTONE SOCIAL ETHICS AND RELIGIOUS VALUES FUND
                                OTHER INFORMATION
                (PART C TO REGISTRATION STATEMENT NO. 333-49995)


Item 24. Financial Statements and Exhibits

         Exhibits not incorporated by reference to a prior filing are designated by an asterisk; all exhibits not so designated are incorporated hereby by reference to a prior filing as indicated.


         (a)   Financial Statements (included in Part B):

            ***Report of Indepdendent Certified Public Accountants and
               Statement of Assets and Liabilities of Capstone Large Cap Equity Fund at September 28, 1998.

         (b)   Exhibits:

               *1    Copy of Declaration of Trust dated April 13, 1998.

              **2    Copy of by-laws.
                3    None.

                4 None.

               *5 Copy of Investment Advisory Agreement between Capstone Social Ethics and Religious Values Fund and Capstone Asset Management Company.

               *6(a) Copy of General  Distribution  Agreement  between Capstone
                     Social Ethics and Religious Values Fund and Capstone Asset Planning Company.

               *6(b) Copy of Selling Group Agreement/Service Agreement.

                 7   None.

              **8(a) Form  of  proposed Custodian   Agreement  between  Capstone
                     Social Ethics and Religious Values  Fund  and  Fifth  Third
                     Bank.

              **8(b) Form of proposed Consulting Services Agreement with Madison
                     Portfolio Consultants, Inc.

               *9(a) Copy of Administration Agreement between Capstone Social
                     Ethics and Religious Values Fund and Capstone Asset Management Company.

              **9(b) Form of proposed Shareholder Services Agreement between
                     Capstone Social Ethics and Religious Values Fund and Declaration Service Company.

              ***10  Opinion of Dechert Price & Rhoads.

            ***11(a) Power of Attorney of Messrs. Bernard J. Vaughan, James F.
                     Leary and John R. Parker.

            ***11(b) Consent of Briggs, Bunting & Dougherty, LLP

                 12  None.

                 13  None.

                 14  None.

               **15  Service and Distribution Plan.

                 16  None.

                 17  None.

              ***18  Multi  Class Plan  pursuant to Rule 18f-3.

-------------------------
  *  Filed with initial registration statement.
 **  Filed with Pre-Effective Amendment No. 1.
***  Filed herewith.

Item 25. Persons Controlled by or under Common Control with Registrant

         Registrant does not control and is not under common control with any person.

Item 26. Number of Holders of Securities

                                           Number of Record Holders
           Title of Class                    as of March 30, 1998
           --------------                    --------------------

         Shares of beneficial                        None
         interest, par value $0.01


Item 27. Indemnification

         The Declaration of Trust of the Registrant includes the following:

         Section 4.3 Mandatory Indemnification.

                      (a) Subject to the exceptions and  limitations  contained
                          in paragraph (b) below:

                          (i) every person who is, or has been, a Trustee or officer of SERV shall be indemnified by SERV to the fullest extent permitted by law against all liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been a Trustee or officer and against amounts paid or incurred by him in the settlement thereof;

                          (ii) the words "claim," "action," "suit," or
                               "proceeding" shall apply to all claims, actions, suits or proceedings (civil, criminal, administrative or other, including appeals), actual or threatened; and the words "liability" and "expenses" shall include, without limitation, attorneys' fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

                      (b) No  indemnification  shall be provided hereunder to a
                          Trustee or officer:

                           (i) against any liability to SERV, a Series thereof,
                               or the Shareholders by reason of a final adjudication by a court or other body before which a proceeding was brought that he engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office;

                         (ii) with respect to any matter as to which he shal have been finally adjudicated not to have acted in good faith in the reasonable belief that his action was in the best interest of SERV;

                        (iii) in the event of a settlement or other disposition not involving a final adjudication as provided in paragraph (b)(i) or (b)(ii) resulting in a payment by a Trustee or officer, unless there has been a determination that such Trustee or officer did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office:

                               (a) by the court or other body approving the settlement or other disposition; or

                               (b) based upon a review of readily available facts (as opposed to a full trial-type inquiry) by (x) vote of a majority of the Disinterested Trustees acting on the matter (provided that a majority of the Disinterested Trustees then in office act on the matter) or (y) written opinion of independent legal counsel.

                               (c) The rights of indemnification herein provided may be insured against by policies maintained by SERV, shall be severable, shall not affect any other rights to which any Trustee or officer may now or hereafter be entitled, shall continue as to a person who has ceased to be such Trustee or officer and shall inure to the benefit of the heirs, executors, administrators and assigns of such a person. Nothing contained herein shall affect any rights to indemnification to which personnel of SERV other than Trustees and officers may be entitled by contract or otherwise under law.

                               (d) Expenses of preparation and presentation of a defense to any claim, action, suit or proceeding of the character described in paragraph (a) of this Section 4.3 may be advanced by SERV prior to final disposition thereof upon receipt of an undertaking by or on behalf of the recipient to repay such amount if it is ultimately determined that he is not entitled to indemnification under this Section 4.3, provided that 1either:

                                     (i)  such   undertaking  is  secured  by  a
                                          surety bond or some other  appropriate
                                          security provided by the recipient, or
                                          SERV shall be insured  against  losses
                                          arising out of any such advances; or

                                    (ii)  a   majority   of  the   Disinterested
                                          Trustees    acting   on   the   matter
                                          (provided   that  a  majority  of  the
                                          Disinterested   Trustees  act  on  the
                                          matter)   or  an   independent   legal
                                          counsel  in a  written  opinion  shall
                                          determine,  based  upon  a  review  of
                                          readily available facts (as opposed to
                                          a full trial-type inquiry), that there
                                          is   reason   to   believe   that  the
                                          recipient  ultimately  will  be  found
                                          entitled to indemnification.

     As used in this  Section 4.3, a  "Disinterested  Trustee" is one who is not
(i) an Interested Person of SERV (including anyone who has been exempted from being an Interested Person by any rule, regulation or order of the Commission), or (ii) involved in the claim, action, suit or proceeding.

      Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised by the Securities and Exchange Commission that, in the opinion of the Commission, such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether or not such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

      To the extent that the Declaration of Trust, By-Laws or any other instrument pursuant to which the Registrant is organized or administered indemnify any trustee or officer of the Registrant, or that any contract or agreement indemnifies any person who undertakes to act as investment adviser or principal underwriter to the Registrant, any such provision protecting or purporting to protect such persons against any liability to the Registrant or its security holders to which he would otherwise be subject by reason of willful misfeasance, bad faith, or gross negligence, in the performance of his duties, or by reason of his reckless disregard of his duties pursuant to the conduct of his office or obligations pursuant to such contract or agreement, will be interpreted and enforced in a manner consistent with the provisions of Sections 17(h) and (i) of the Investment Company Act of 1940, as amended, and Release No. IC-11330 issued thereunder.

Item 28. Business and Other Connections of Investment Adviser

      The investment adviser of the Registrant is also the investment adviser and/or administrator of four other investment companies: Capstone Growth Fund, Inc., Capstone Government Income Fund, Capstone Japan Fund and Capstone New Zealand Fund. Such adviser also manages private accounts. For further information, see "Directors and Officers" in Part B. hereof.

Item 29. Principal Underwriters

         (a) The principal underwriter of the Registrant, Capstone Asset Planning Company, also acts as principal underwriter for Capstone Government Income Fund, Capstone Growth Fund, Inc., Capstone New Zealand Fund and Capstone Japan Fund.

         (b)
Name and Principal        Positions and Offices        Positions and Offices
Business Address*            with Underwriter          with Registrant


Dan E. Watson             Chairman of the Board and    Executive Vice
                          Director                     President


Edward L. Jaroski         President and Director       President

Leticia N. Jaroski        Vice President                       --



Linda G. Giuffre          Vice President, Secretary    Secretary/Treasurer
                          and Treasurer

-------------
* 5847 San Felipe, Suite 4100, Houston, Texas  77057


Item 30. Location of Accounts and Records

         Capstone Asset Management Company, the investment adviser and administrator to the Registrant, 5847 San Felipe, Suite 4100, Houston, TX 77057; The Fifth Third Bank, the Registrant's custodian, 38 Fountain Square,
Cincinnati, Ohio 45263; and Declaration Service Group, 555 North Lane, Suite 6160, Conshohocken, PA 19428, the Registrant's shareholder service agent, maintain physical possession of each account, book or other document required to be maintained by Section 31(a) of Investment Company Act of 1940 and the rules promulgated thereunder.


Item 31. Management Services

         Not applicable.


Item 32. Undertakings

         (a)   N/A

         (b)   N/A

         (c) Registrant undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report to shareholders upon request and without charge.

         (d) Registrant undertakes to call a meeting of shareholders for the purpose of voting upon the question of removal of a person serving as Trustee if requested in writing to do so by the holders of not less than 10% of the outstanding shares of Registrant.

                                   SIGNATURES


     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Pre-Effective Amendment No. 2 to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the city of Houston, and State of Texas on the 29th day of September, 1998.

                                CAPSTONE SOCIAL ETHICS AND RELIGIOUS VALUES FUND Registrant


                                By: Edward L. Jaroski
                                    ------------------------
                                    Edward L. Jaroski


     Pursuant to the requirements of the Securities Act of 1993, this Amendment No. 2 to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature                     Title                               Date
---------                     -----                               ----



-------------------------    Trustee                          September 29, 1998
*Bernard J. Vaughan


-------------------------    Trustee                          September 29, 1998
*James F. Leary


-------------------------    Trustee                          September 29, 1998
*John R. Parker


Edward L. Jaroski            President                        September 29, 1998
-------------------------    (Principal Executive Officer)
Edward L. Jaroski


Linda Giuffre                Secretary/Treasurer
--------------------------   (Principal Financial &           September 29, 1998
Linda Giuffre                Accounting Officer)



 By: Edward L. Jaroski
     --------------------------------
    *Edward L. Jaroski, Attorney In Fact

                                INDEX TO EXHIBITS



Exhibit                            Description of Exhibits
Number

  10                     Opinion of Dechert Price and Rhoads

  11(a)                  Power of Attorney of Messrs. James F. Leary, John R.
                         Parker and Bernard J. Vaughan

  11(b)                  Consent of Briggs, Bunting & Dougherty, LLP

  18                     Form of 18F-3 Plan